Vanguard® Pacific Stock Index Fund
Schedule of Investments (unaudited)
As of July 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.0%)
Australia (18.4%)
	Commonwealth Bank of Australia	2,085,716	187,944
	BHP Group Ltd.	6,276,725	174,336
	CSL Ltd.	601,082	121,997
	National Australia Bank Ltd.	3,865,875	97,639
	Westpac Banking Corp.	4,323,400	84,491
	ANZ Group Holdings Ltd.	3,746,875	71,284
	Wesfarmers Ltd.	1,410,387	68,068
	Macquarie Group Ltd.	452,564	62,284
	Goodman Group	2,321,608	53,597
	Woodside Energy Group Ltd.	2,356,231	42,730
	Rio Tinto Ltd.	465,675	35,783
	Woolworths Group Ltd.	1,521,385	34,327
	Transurban Group	3,857,358	32,918
	Aristocrat Leisure Ltd.	791,131	28,175
	Fortescue Ltd.	1,982,548	24,669
	QBE Insurance Group Ltd.	1,868,331	22,050
	Santos Ltd.	4,044,910	21,086
*	James Hardie Industries plc GDR	538,544	19,346
	Coles Group Ltd.	1,620,366	19,204
	Amcor plc GDR	1,792,916	19,038
	Suncorp Group Ltd.	1,583,639	18,426
	Cochlear Ltd.	79,663	18,000
	Brambles Ltd.	1,738,028	17,719
*	Xero Ltd.	187,970	17,127
	Scentre Group	6,486,885	14,793
	Origin Energy Ltd.	2,145,992	14,725
	Insurance Australia Group Ltd.	2,973,087	14,384
	Computershare Ltd. (XASX)	734,693	13,251
	Telstra Group Ltd.	5,060,378	13,077
	Northern Star Resources Ltd.	1,396,051	12,957
	WiseTech Global Ltd.	200,810	12,583
	South32 Ltd.	5,628,924	11,290
	Sonic Healthcare Ltd.	604,649	10,958
	CAR Group Ltd.	456,890	10,449
	ASX Ltd.	242,175	10,318
	Stockland	3,010,993	9,094
	Medibank Pvt Ltd.	3,474,082	9,044
*	NEXTDC Ltd.	819,161	9,021
	Lottery Corp. Ltd.	2,761,865	9,000
	REA Group Ltd.	62,693	8,429
	APA Group	1,600,596	8,296
	Treasury Wine Estates Ltd.	1,010,051	8,166
	BlueScope Steel Ltd.	546,586	7,937
	Mineral Resources Ltd.	214,582	7,674
	GPT Group	2,366,796	7,209
	Washington H Soul Pattinson & Co. Ltd.	303,954	7,075
	Orica Ltd.	599,650	7,056
	Pilbara Minerals Ltd.	3,572,382	6,905
	Mirvac Group	4,866,289	6,852
	Ramsay Health Care Ltd.	217,928	6,637
	Endeavour Group Ltd.	1,802,480	6,483
	Vicinity Ltd.	4,656,556	6,457
	Ampol Ltd.	293,944	6,439
	SEEK Ltd.	442,444	6,407
	ALS Ltd.	617,419	6,251
	JB Hi-Fi Ltd.	135,101	6,169
	Dexus	1,325,360	6,111
	Evolution Mining Ltd.	2,334,582	6,049
	Pro Medicus Ltd.	63,177	5,961
	Bendigo & Adelaide Bank Ltd.	721,873	5,910

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
	Worley Ltd.	591,122	5,863
	Steadfast Group Ltd.	1,361,867	5,781
	Seven Group Holdings Ltd.	225,186	5,778
	Qube Holdings Ltd.	2,161,624	5,413
	Aurizon Holdings Ltd.	2,206,177	5,379
	Cleanaway Waste Management Ltd.	2,782,317	5,143
	AGL Energy Ltd.	738,423	5,020
	Technology One Ltd.	364,198	4,920
	Reece Ltd.	267,691	4,851
	Charter Hall Group	579,182	4,837
	Atlas Arteria Ltd.	1,402,995	4,819
*	Lynas Rare Earths Ltd.	1,173,321	4,797
	Incitec Pivot Ltd.	2,381,793	4,598
*	Telix Pharmaceuticals Ltd.	355,296	4,460
	Whitehaven Coal Ltd.	871,712	4,401
*	Qantas Airways Ltd.	1,029,349	4,361
[1]	Flight Centre Travel Group Ltd.	254,755	3,709
	Lendlease Corp. Ltd.	841,963	3,476
	Breville Group Ltd.	179,039	3,440
	Bank of Queensland Ltd.	825,819	3,413
	IDP Education Ltd.	342,771	3,366
	Reliance Worldwide Corp. Ltd.	977,505	3,295
	Ansell Ltd.	183,390	3,283
	Metcash Ltd.	1,342,037	3,215
*	Sandfire Resources Ltd.	562,619	3,213
	nib holdings Ltd.	610,773	3,007
[2]	Viva Energy Group Ltd.	1,396,445	2,979
	Perseus Mining Ltd.	1,718,051	2,863
	IGO Ltd.	764,381	2,799
	Ventia Services Group Pty. Ltd.	971,914	2,798
	National Storage REIT	1,708,552	2,773
*	Webjet Ltd.	471,968	2,761
*	Paladin Energy Ltd.	361,792	2,714
	Downer EDI Ltd.	831,085	2,713
	AMP Ltd.	3,422,471	2,659
	ARB Corp. Ltd.	94,605	2,614
*,2	Life360 Inc. GDR	234,996	2,565
	Challenger Ltd.	552,872	2,548
	AUB Group Ltd.	114,479	2,419
	Premier Investments Ltd.	106,813	2,322
	Champion Iron Ltd.	562,563	2,312
	HUB24 Ltd.	70,940	2,310
	Harvey Norman Holdings Ltd.	722,758	2,270
	Orora Ltd.	1,675,901	2,242
	Region RE Ltd.	1,443,421	2,149
	Beach Energy Ltd.	2,141,550	2,081
	Super Retail Group Ltd.	198,305	2,077
	Iluka Resources Ltd.	520,625	2,071
	Perpetual Ltd.	138,505	2,012
	New Hope Corp. Ltd.	629,705	2,008
*	Red 5 Ltd.	7,506,703	1,925
	Charter Hall Long Wale REIT	811,880	1,899
*	Genesis Minerals Ltd.	1,359,769	1,875
	Yancoal Australia Ltd.	402,016	1,863
	Ramelius Resources Ltd.	1,439,939	1,838
	HomeCo Daily Needs REIT	2,154,438	1,795
	Sigma Healthcare Ltd.	2,080,791	1,773
*	Neuren Pharmaceuticals Ltd.	137,924	1,748
	Domino's Pizza Enterprises Ltd.	80,889	1,740
	BWP Trust	716,591	1,681
*	De Grey Mining Ltd.	2,061,770	1,653
	Nine Entertainment Co. Holdings Ltd.	1,732,091	1,650
	GrainCorp Ltd. Class A	278,271	1,644
	Netwealth Group Ltd.	105,179	1,635
	Eagers Automotive Ltd.	233,063	1,625
*	Zip Co. Ltd.	1,281,629	1,619
	Lovisa Holdings Ltd.	69,856	1,602
	Centuria Industrial REIT	768,000	1,601
*	Emerald Resources NL	657,045	1,600
*	IRESS Ltd.	227,907	1,592

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
	HMC Capital Ltd.	304,936	1,556
	Insignia Financial Ltd.	855,366	1,550
	GQG Partners Inc. GDR	789,034	1,540
	Ingenia Communities Group	442,628	1,526
	Gold Road Resources Ltd.	1,348,401	1,508
*	PEXA Group Ltd.	163,392	1,483
	Bapcor Ltd.	418,426	1,407
	Nufarm Ltd.	459,403	1,401
	Brickworks Ltd.	74,121	1,400
	TPG Telecom Ltd.	448,110	1,395
	Charter Hall Retail REIT	605,958	1,386
*	PolyNovo Ltd.	784,599	1,383
	Waypoint REIT Ltd.	827,340	1,374
	Pinnacle Investment Management Group Ltd.	126,162	1,362
	Deterra Royalties Ltd.	512,971	1,341
*	West African Resources Ltd.	1,362,127	1,339
*	Megaport Ltd.	184,254	1,334
*	Capricorn Metals Ltd.	372,324	1,318
*	Bellevue Gold Ltd.	1,448,090	1,307
	Codan Ltd.	151,134	1,299
	Sims Ltd.	192,283	1,284
	Amotiv Ltd.	179,203	1,273
*	Star Entertainment Group Ltd.	3,253,367	1,243
*	Boss Energy Ltd.	515,133	1,237
*	Karoon Energy Ltd.	997,480	1,210
	Nickel Industries Ltd.	2,148,575	1,204
	Elders Ltd.	193,067	1,203
	Corporate Travel Management Ltd.	136,152	1,203
	Tabcorp Holdings Ltd.	2,836,917	1,200
*,1	Liontown Resources Ltd.	1,908,666	1,196
	Magellan Financial Group Ltd.	174,904	1,174
	NRW Holdings Ltd.	519,996	1,139
	Inghams Group Ltd.	460,306	1,135
	Centuria Capital Group	1,010,209	1,127
*	Resolute Mining Ltd.	2,552,552	1,097
	IPH Ltd.	269,728	1,083
	Arena REIT	422,434	1,072
	Data#3 Ltd.	185,022	1,071
	Bega Cheese Ltd.	360,575	1,054
*	Macquarie Technology Group Ltd.	17,063	1,050
	Monadelphous Group Ltd.	119,976	1,020
*	SiteMinder Ltd.	274,968	1,010
	EVT Ltd.	133,051	1,009
	Stanmore Resources Ltd.	401,662	978
	Helia Group Ltd.	369,274	965
*	Regis Resources Ltd.	863,879	953
	Imdex Ltd.	615,183	924
*	Audinate Group Ltd.	91,362	893
*	Mesoblast Ltd.	1,327,388	892
*	Deep Yellow Ltd.	1,051,223	891
[2]	Coronado Global Resources Inc. GDR	941,493	889
	Johns Lyng Group Ltd.	222,317	869
	McMillan Shakespeare Ltd.	72,410	850
	Kelsian Group Ltd.	244,832	842
*	Temple & Webster Group Ltd.	131,069	839
	G8 Education Ltd.	979,362	835
	Westgold Resources Ltd.	486,289	835
	Collins Foods Ltd.	134,899	811
*	Healius Ltd.	817,116	808
	Lifestyle Communities Ltd.	136,698	808
	Perenti Ltd.	1,168,180	804
	Credit Corp. Group Ltd.	69,261	795
*	Silex Systems Ltd.	245,344	755
	Jumbo Interactive Ltd.	68,255	730
	Charter Hall Social Infrastructure REIT	419,761	706
*	Fleetpartners Group Ltd.	313,052	701
	Dexus Industria REIT	365,313	694
	Austal Ltd.	378,030	649
	PWR Holdings Ltd.	81,829	636
	Nick Scali Ltd.	61,512	634

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
	Hansen Technologies Ltd.	213,379	628
	Domain Holdings Australia Ltd.	292,568	618
	Service Stream Ltd.	665,234	610
*	Aussie Broadband Ltd.	291,647	610
	Rural Funds Group	436,593	609
*	Nanosonics Ltd.	279,560	578
	SmartGroup Corp. Ltd.	101,640	575
	GWA Group Ltd.	325,853	567
[1]	Clinuvel Pharmaceuticals Ltd.	57,303	561
	Accent Group Ltd.	388,847	558
*	Judo Capital Holdings Ltd.	613,774	557
*	Alpha HPA Ltd.	978,867	548
	Growthpoint Properties Australia Ltd.	355,611	543
	Myer Holdings Ltd.	981,886	536
	oOh!media Ltd.	552,185	525
*	Cooper Energy Ltd.	3,456,537	518
	Hotel Property Investments Ltd.	231,409	514
	Vulcan Steel Ltd.	124,504	509
	Abacus Storage King	607,689	508
*	Nuix Ltd.	222,253	504
	Centuria Office REIT	599,185	489
*	OFX Group Ltd.	322,313	486
	Regis Healthcare Ltd.	175,429	481
*	Superloop Ltd.	482,848	481
	Infomedia Ltd.	431,948	475
*	Strike Energy Ltd.	3,616,124	473
*,1	Vulcan Energy Resources Ltd.	156,702	470
	Cromwell Property Group	1,682,154	458
	Ridley Corp. Ltd.	302,188	439
	Abacus Group	602,152	435
	Platinum Asset Management Ltd.	612,854	429
	HealthCo REIT	549,325	429
*	Select Harvests Ltd.	148,977	420
	Dicker Data Ltd.	60,304	404
	Navigator Global Investments Ltd. (XASX)	305,701	377
*	Opthea Ltd.	1,335,594	377
*,3	Leo Lithium Ltd.	1,077,115	356
*,1	Arafura Rare Earths Ltd.	3,174,101	356
*	Bravura Solutions Ltd.	454,815	341
	Australian Ethical Investment Ltd.	130,340	340
*,1	Weebit Nano Ltd.	218,480	338
*	Latin Resources Ltd.	3,413,859	338
	Emeco Holdings Ltd.	610,268	337
*	Australian Agricultural Co. Ltd.	357,749	327
	APM Human Services International Ltd.	347,547	325
	MyState Ltd.	124,369	323
[1]	Integral Diagnostics Ltd.	198,768	322
*	Chalice Mining Ltd.	412,406	313
	Kogan.com Ltd.	103,848	307
*	Imugene Ltd.	8,596,525	299
	Cedar Woods Properties Ltd.	85,076	276
*	Mayne Pharma Group Ltd.	97,053	276
	SG Fleet Group Ltd.	126,182	263
*	Tyro Payments Ltd.	391,472	249
	Australian Finance Group Ltd.	244,738	235
	GDI Property Group Partnership	591,218	234
	Australian Clinical Labs Ltd.	140,672	234
*	Mount Gibson Iron Ltd.	991,436	231
*	EML Payments Ltd.	371,810	227
*,1	BrainChip Holdings Ltd.	1,835,630	225
*	Carnarvon Energy Ltd.	2,094,242	221
	Jupiter Mines Ltd.	1,365,895	220
*,1	Sayona Mining Ltd.	10,580,994	217
*	Aurelia Metals Ltd.	1,941,438	216
*	ioneer Ltd.	2,417,577	215
*,1	Cettire Ltd.	247,147	215
*	Praemium Ltd.	675,394	212
*	Omni Bridgeway Ltd.	305,109	202
*	Wildcat Resources Ltd.	1,139,021	192
*	Fineos Corp. Ltd. GDR	163,014	177

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
*,3	AVZ Minerals Ltd.	2,673,048	175
*	St Barbara Ltd.	1,076,534	160
*	Syrah Resources Ltd.	873,745	149
*	Coast Entertainment Holdings Ltd.	447,965	148
	Solvar Ltd.	199,813	145
*	Alkane Resources Ltd.	489,395	140
*,1	Core Lithium Ltd.	2,210,284	138
*,1	Novonix Ltd.	268,617	132
	Baby Bunting Group Ltd.	148,688	129
*	Seven West Media Ltd.	1,084,640	128
*	Calix Ltd.	187,891	124
*,1	29Metals Ltd.	459,497	121
	Humm Group Ltd.	401,850	117
	Southern Cross Media Group Ltd.	266,517	116
	PointsBet Holdings Ltd.	278,552	92
*,1	Australian Strategic Materials Ltd.	137,120	57
*,3	Firefinch Ltd.	1,170,950	46
*	Argosy Minerals Ltd.	1,539,839	40
*	Clarity Pharmaceuticals Ltd.	9,209	39
*,1	Lake Resources NL	1,584,932	38
*	Spartan Resources Ltd.	32,768	27
			1,925,118
China (0.0%)
*,3	China Fishery Group Ltd.	264,600	—
Hong Kong (4.4%)
	AIA Group Ltd.	13,991,249	93,585
	Hong Kong Exchanges & Clearing Ltd.	1,582,364	46,675
	Techtronic Industries Co. Ltd.	1,637,656	20,973
	CLP Holdings Ltd.	2,043,360	17,537
	CK Hutchison Holdings Ltd.	3,306,559	17,274
	Sun Hung Kai Properties Ltd.	1,787,474	15,477
	Link REIT	3,193,137	13,472
	BOC Hong Kong Holdings Ltd.	4,475,759	13,021
	Lenovo Group Ltd.	9,630,000	12,473
	Galaxy Entertainment Group Ltd.	2,695,062	11,330
	Hang Seng Bank Ltd.	901,152	11,035
	Hong Kong & China Gas Co. Ltd.	13,521,546	11,018
	Power Assets Holdings Ltd.	1,700,707	10,839
	CK Asset Holdings Ltd.	2,380,433	9,096
	Jardine Matheson Holdings Ltd.	244,552	8,615
[2]	WH Group Ltd.	9,729,040	6,324
	MTR Corp. Ltd.	1,813,686	5,867
*	Sands China Ltd.	3,004,336	5,632
[2]	ESR Group Ltd.	3,324,041	5,025
	CK Infrastructure Holdings Ltd.	739,313	4,931
[2]	Samsonite International SA	1,705,697	4,919
	Wharf Real Estate Investment Co. Ltd.	1,937,283	4,763
	PRADA SpA	641,304	4,623
	Sino Land Co. Ltd.	4,330,443	4,479
	Henderson Land Development Co. Ltd.	1,593,190	4,475
	Hongkong Land Holdings Ltd.	1,355,447	4,378
	ASMPT Ltd.	389,236	4,070
	SITC International Holdings Co. Ltd.	1,599,586	3,570
	Wharf Holdings Ltd.	1,193,283	3,272
[1]	Swire Pacific Ltd. Class B	2,410,686	3,124
	AAC Technologies Holdings Inc.	841,757	3,081
	Xinyi Glass Holdings Ltd.	2,628,640	2,777
	PCCW Ltd.	5,092,133	2,640
[2]	Budweiser Brewing Co. APAC Ltd.	2,161,700	2,625
	Swire Pacific Ltd. Class A	290,252	2,504
	Orient Overseas International Ltd.	165,500	2,331
*	HUTCHMED China Ltd.	602,500	2,330
[2]	BOC Aviation Ltd.	254,925	2,237
	Bank of East Asia Ltd.	1,763,132	2,224
	L'Occitane International SA	496,373	2,149
	Swire Properties Ltd.	1,293,435	2,043
	Chow Tai Fook Jewellery Group Ltd.	2,165,418	1,967
	Pacific Basin Shipping Ltd.	5,856,236	1,758

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
	Hang Lung Properties Ltd.	2,221,841	1,629
	New World Development Co. Ltd.	1,733,539	1,616
	Yue Yuen Industrial Holdings Ltd.	896,658	1,464
	United Laboratories International Holdings Ltd.	1,233,873	1,417
	Wynn Macau Ltd.	1,838,829	1,358
*	MMG Ltd.	4,364,400	1,355
	Hang Lung Group Ltd.	1,232,920	1,351
	MGM China Holdings Ltd.	906,536	1,323
	VTech Holdings Ltd.	196,850	1,295
	Cathay Pacific Airways Ltd.	1,213,504	1,268
	Kerry Properties Ltd.	737,090	1,256
	First Pacific Co. Ltd.	2,787,939	1,241
	Stella International Holdings Ltd.	731,500	1,219
	Man Wah Holdings Ltd.	1,904,252	1,123
	NWS Holdings Ltd.	1,163,887	1,042
	Hysan Development Co. Ltd.	747,571	1,024
	Shangri-La Asia Ltd.	1,360,928	954
*,1	SJM Holdings Ltd.	2,945,798	950
*	CGN Mining Co. Ltd.	3,035,000	851
	Luk Fook Holdings International Ltd.	420,406	827
	Fortune REIT	1,688,996	809
*	NagaCorp Ltd.	1,676,441	808
*,1	Cowell e Holdings Inc.	285,000	782
	Vitasoy International Holdings Ltd.	1,008,304	723
*	Mongolian Mining Corp.	666,000	711
	DFI Retail Group Holdings Ltd.	363,801	636
	Johnson Electric Holdings Ltd.	437,519	605
*	Melco International Development Ltd.	932,274	547
	Dah Sing Financial Holdings Ltd.	205,860	539
*,2	FIT Hon Teng Ltd.	1,456,000	503
	CITIC Telecom International Holdings Ltd.	1,835,470	489
	Champion REIT	2,354,900	478
	Cafe de Coral Holdings Ltd.	442,447	456
	China Travel International Investment Hong Kong Ltd.	3,238,268	456
	Dah Sing Banking Group Ltd.	514,756	408
	Value Partners Group Ltd.	2,038,665	405
	Nexteer Automotive Group Ltd.	931,211	404
*	United Energy Group Ltd.	9,246,000	397
	VSTECS Holdings Ltd.	720,000	396
	Jinchuan Group International Resources Co. Ltd.	5,617,000	395
*,1	Vobile Group Ltd.	2,236,000	375
	Theme International Holdings Ltd.	6,320,000	364
[1]	Huabao International Holdings Ltd.	1,201,071	359
*	IGG Inc.	974,628	353
*,1	Super Hi International Holding Ltd.	210,000	334
	K Wah International Holdings Ltd.	1,411,843	316
*,2	Everest Medicines Ltd.	125,000	313
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	277,000	305
	Giordano International Ltd.	1,476,590	299
*	Realord Group Holdings Ltd.	430,000	294
	Sunlight REIT	1,344,089	292
[2]	Js Global Lifestyle Co. Ltd.	1,448,000	289
	HKBN Ltd.	905,657	287
	Kerry Logistics Network Ltd.	310,111	271
	SUNeVision Holdings Ltd.	766,000	269
	Chow Sang Sang Holdings International Ltd.	294,922	250
	Guotai Junan International Holdings Ltd.	2,691,336	230
	Truly International Holdings Ltd.	1,625,603	217
	Prosperity REIT	1,239,661	211
	SmarTone Telecommunications Holdings Ltd.	434,735	209
	Far East Consortium International Ltd.	1,367,942	196
	CITIC Resources Holdings Ltd.	3,672,000	183
*	Shun Tak Holdings Ltd.	1,809,370	179
*	C-Mer Medical Holdings Ltd.	520,000	174
*	Texhong International Group Ltd.	330,500	169
	Asia Cement China Holdings Corp.	451,000	167
	LK Technology Holdings Ltd.	447,841	165
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,248,301	161
*,2	IMAX China Holding Inc.	146,975	158
*	Hong Kong Technology Venture Co. Ltd.	659,142	150

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
	Singamas Container Holdings Ltd.	1,511,323	145
*	Television Broadcasts Ltd.	347,747	141
*	Powerlong Real Estate Holdings Ltd.	1,687,000	130
*,2	Fosun Tourism Group	236,600	114
*	Sa Sa International Holdings Ltd.	1,138,953	106
*,2	Jacobio Pharmaceuticals Group Co. Ltd.	444,900	96
*	Kingkey Financial International Holdings Ltd.	8,294,502	89
*	OCI International Holdings Ltd.	773,859	77
*,2	Frontage Holdings Corp.	714,000	69
	EC Healthcare	458,000	62
*,2	Sirnaomics Ltd.	82,200	48
*,3	Apollo Future Mobility Group Ltd.	256,400	22
*	Renze Harvest International Ltd.	582,324	8
*	Esprit Holdings Ltd.	4,295	—
*,3	Convoy Inc.	10,860,141	—
			456,694
Japan (60.2%)
	Toyota Motor Corp.	14,784,274	284,017
	Mitsubishi UFJ Financial Group Inc.	13,494,572	155,867
	Sony Group Corp.	1,496,330	132,902
	Hitachi Ltd.	5,523,340	119,341
	Tokyo Electron Ltd.	547,152	114,490
	Sumitomo Mitsui Financial Group Inc.	1,547,688	111,763
	Keyence Corp.	242,766	106,152
	Shin-Etsu Chemical Co. Ltd.	2,372,250	105,401
	Recruit Holdings Co. Ltd.	1,761,666	101,020
	Mitsubishi Corp.	4,674,363	96,535
	Daiichi Sankyo Co. Ltd.	2,341,147	95,349
	Tokio Marine Holdings Inc.	2,367,072	92,868
	ITOCHU Corp.	1,685,992	86,463
	SoftBank Group Corp.	1,219,670	74,537
	Mizuho Financial Group Inc.	3,161,637	72,275
	Mitsui & Co. Ltd.	3,101,514	71,967
	Nintendo Co. Ltd.	1,297,750	71,712
	Honda Motor Co. Ltd.	5,948,058	63,552
	KDDI Corp.	1,912,466	57,546
	Hoya Corp.	436,946	54,750
	Takeda Pharmaceutical Co. Ltd.	1,913,924	53,732
	Fast Retailing Co. Ltd.	192,460	53,051
	Daikin Industries Ltd.	330,673	47,950
	Murata Manufacturing Co. Ltd.	2,091,937	46,541
	Softbank Corp.	3,404,867	44,416
	Mitsubishi Heavy Industries Ltd.	3,668,990	43,977
	Japan Tobacco Inc.	1,472,669	43,334
	Denso Corp.	2,539,812	41,650
	Advantest Corp.	920,196	40,729
	Mitsubishi Electric Corp.	2,398,914	39,970
	MS&AD Insurance Group Holdings Inc.	1,660,404	39,143
	Oriental Land Co. Ltd.	1,341,987	38,420
	Nippon Telegraph & Telephone Corp.	34,944,350	37,241
	Marubeni Corp.	1,971,643	37,106
	Fujitsu Ltd.	2,021,420	36,709
	Canon Inc.	1,171,811	36,680
	Chugai Pharmaceutical Co. Ltd.	810,038	35,352
	FANUC Corp.	1,179,240	34,961
	Disco Corp.	104,113	34,815
	Mitsui Fudosan Co. Ltd.	3,335,480	34,555
	Dai-ichi Life Holdings Inc.	1,123,295	34,250
	FUJIFILM Holdings Corp.	1,434,661	34,110
	Seven & i Holdings Co. Ltd.	2,845,847	34,078
	SMC Corp.	69,129	33,636
	ORIX Corp.	1,363,111	32,973
	Renesas Electronics Corp.	1,888,363	32,525
	Komatsu Ltd.	1,141,037	32,437
	Terumo Corp.	1,776,864	31,856
	Sumitomo Corp.	1,273,701	31,648
	TDK Corp.	448,381	31,280
	Otsuka Holdings Co. Ltd.	596,921	30,424
	Bridgestone Corp.	696,328	28,392

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
	Nidec Corp.	643,566	28,311
	NEC Corp.	319,559	27,659
	Central Japan Railway Co.	1,127,660	26,587
	Sompo Holdings Inc.	1,139,060	25,973
	Astellas Pharma Inc.	2,237,201	25,947
	Suzuki Motor Corp.	2,237,088	25,709
	East Japan Railway Co.	1,345,935	25,645
	Kao Corp.	564,425	24,716
	Olympus Corp.	1,354,720	23,388
	Ajinomoto Co. Inc.	565,434	23,288
	Japan Post Holdings Co. Ltd.	2,163,721	22,915
	Mitsubishi Estate Co. Ltd.	1,338,559	22,814
	Sumitomo Mitsui Trust Holdings Inc.	873,472	22,079
	Nippon Steel Corp.	1,015,616	22,051
	Nomura Holdings Inc.	3,507,214	21,624
	Daiwa House Industry Co. Ltd.	743,270	21,048
	Panasonic Holdings Corp.	2,540,635	20,811
	Asahi Group Holdings Ltd.	564,354	20,776
	Aeon Co. Ltd.	885,138	20,196
	Resona Holdings Inc.	2,741,713	19,661
	Lasertec Corp.	106,646	18,923
	Kyocera Corp.	1,501,568	18,912
	Japan Post Bank Co. Ltd.	1,795,214	18,681
	ENEOS Holdings Inc.	3,459,659	18,127
	Nippon Yusen KK	548,677	17,681
	Kubota Corp.	1,218,505	17,518
[1]	Sekisui House Ltd.	675,725	16,931
	Shimano Inc.	94,833	16,824
	Toyota Industries Corp.	199,572	16,778
	Toyota Tsusho Corp.	831,321	16,621
	Inpex Corp.	1,058,932	16,351
	Sumitomo Realty & Development Co. Ltd.	491,120	16,233
	Secom Co. Ltd.	253,497	16,186
	Unicharm Corp.	477,834	16,008
	Nomura Research Institute Ltd.	516,239	15,937
	Kansai Electric Power Co. Inc.	902,516	15,447
	Bandai Namco Holdings Inc.	724,929	15,405
	Shiseido Co. Ltd.	485,938	15,186
	Nitto Denko Corp.	174,747	15,174
	Japan Exchange Group Inc.	645,984	15,167
	Subaru Corp.	746,448	14,352
	Sumitomo Electric Industries Ltd.	934,303	14,133
	Kikkoman Corp.	1,125,795	14,088
	Daiwa Securities Group Inc.	1,670,176	13,789
	Kirin Holdings Co. Ltd.	969,701	13,709
	Asics Corp.	823,320	13,437
	Mitsui OSK Lines Ltd.	419,395	13,321
	Shionogi & Co. Ltd.	296,807	13,056
	Pan Pacific International Holdings Corp.	498,908	13,016
	Obic Co. Ltd.	83,888	12,792
	Eisai Co. Ltd.	329,034	12,548
	NTT Data Group Corp.	783,757	12,207
	Minebea Mitsumi Inc.	503,699	12,116
	T&D Holdings Inc.	620,755	11,637
	Sysmex Corp.	706,933	11,573
	Nitori Holdings Co. Ltd.	92,837	11,354
	West Japan Railway Co.	572,914	11,279
	Yaskawa Electric Corp.	322,720	11,232
	Asahi Kasei Corp.	1,538,016	11,091
	Obayashi Corp.	835,029	10,963
	JFE Holdings Inc.	729,204	10,682
	Tokyo Gas Co. Ltd.	479,334	10,502
	Osaka Gas Co. Ltd.	459,865	10,409
	Chubu Electric Power Co. Inc.	819,902	10,338
	Yamaha Motor Co. Ltd.	1,097,332	10,218
*	Rakuten Group Inc.	1,730,665	10,153
	Kajima Corp.	525,442	10,153
	Idemitsu Kosan Co. Ltd.	1,514,810	9,977
	Shimadzu Corp.	336,140	9,914
	Makita Corp.	299,815	9,883

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
	Toray Industries Inc.	1,889,078	9,821
	TOPPAN Holdings Inc.	342,672	9,693
	Isuzu Motors Ltd.	714,054	9,659
	Capcom Co. Ltd.	438,872	9,376
	Mitsubishi Chemical Group Corp.	1,584,246	9,357
*	Tokyo Electric Power Co. Holdings Inc.	1,822,107	9,127
	Dai Nippon Printing Co. Ltd.	276,180	9,086
	Sumitomo Metal Mining Co. Ltd.	295,663	9,016
	Aisin Corp.	263,452	8,888
	Konami Group Corp.	118,006	8,879
	Taisei Corp.	208,190	8,842
	Fuji Electric Co. Ltd.	156,400	8,797
	SBI Holdings Inc.	336,872	8,757
	Nexon Co. Ltd.	405,314	8,730
	Daito Trust Construction Co. Ltd.	71,622	8,613
	Isetan Mitsukoshi Holdings Ltd.	429,713	8,549
	Omron Corp.	228,089	8,461
	Concordia Financial Group Ltd.	1,334,133	8,408
	SCREEN Holdings Co. Ltd.	99,134	8,401
	Ebara Corp.	567,750	8,130
	MEIJI Holdings Co. Ltd.	321,198	8,112
	LY Corp.	3,234,688	8,093
	Kawasaki Kisen Kaisha Ltd.	520,526	7,998
	Ono Pharmaceutical Co. Ltd.	533,801	7,875
	AGC Inc.	219,324	7,850
	Nippon Paint Holdings Co. Ltd.	1,220,649	7,792
	Chiba Bank Ltd.	828,266	7,759
	Hankyu Hanshin Holdings Inc.	269,735	7,697
	Mitsubishi HC Capital Inc. (XTKS)	1,049,229	7,549
	Toyo Suisan Kaisha Ltd.	112,075	7,525
	Tokyu Corp.	616,701	7,472
	Nissin Foods Holdings Co. Ltd.	250,875	7,459
	Yakult Honsha Co. Ltd.	362,360	7,430
	Yokogawa Electric Corp.	292,264	7,398
	Nippon Building Fund Inc.	1,912	7,379
	Sumitomo Forestry Co. Ltd.	172,986	7,377
	Nippon Sanso Holdings Corp.	225,232	7,361
	MatsukiyoCocokara & Co.	450,347	7,344
	Sekisui Chemical Co. Ltd.	486,660	7,343
	Nissan Motor Co. Ltd.	2,179,230	6,917
	SUMCO Corp.	420,552	6,914
	Dentsu Group Inc.	257,173	6,800
	Kawasaki Heavy Industries Ltd.	182,855	6,709
	Trend Micro Inc.	139,422	6,683
	Ricoh Co. Ltd.	714,104	6,648
	Fujikura Ltd.	328,422	6,579
	Kyoto Financial Group Inc.	350,640	6,549
	Niterra Co. Ltd.	217,787	6,450
	Kyowa Kirin Co. Ltd.	305,502	6,444
	Daifuku Co. Ltd.	354,592	6,418
	Sojitz Corp.	267,853	6,336
	MISUMI Group Inc.	340,711	6,270
	Mazda Motor Corp.	711,732	6,139
	Mitsui Chemicals Inc.	209,288	6,051
	TIS Inc.	280,475	6,008
	Brother Industries Ltd.	288,457	5,918
	IHI Corp.	160,365	5,850
	Kurita Water Industries Ltd.	136,764	5,837
	Hikari Tsushin Inc.	30,895	5,785
	Japan Real Estate Investment Corp.	1,661	5,761
	Rohto Pharmaceutical Co. Ltd.	241,494	5,672
	Fukuoka Financial Group Inc.	201,726	5,658
	Otsuka Corp.	254,648	5,645
	Seiko Epson Corp.	323,613	5,602
	Suntory Beverage & Food Ltd.	155,514	5,585
	Shizuoka Financial Group Inc.	558,999	5,583
	Ryohin Keikaku Co. Ltd.	295,500	5,572
	Kyushu Electric Power Co. Inc.	525,878	5,551
	Resonac Holdings Corp.	219,966	5,461
	Nomura Real Estate Master Fund Inc.	5,547	5,442

Vanguard® Pacific Stock Index Fund
	Shares	Market Value ($000)
Rohm Co. Ltd.	398,676	5,436
Tokyu Fudosan Holdings Corp.	745,319	5,381
Japan Metropolitan Fund Investment	8,601	5,370
KDX Realty Investment Corp.	5,190	5,351
Sanrio Co. Ltd.	251,328	5,336
SG Holdings Co. Ltd.	515,600	5,243
Ibiden Co. Ltd.	134,679	5,220
Kintetsu Group Holdings Co. Ltd.	224,254	5,194
Keisei Electric Railway Co. Ltd.	172,752	5,167
Nissan Chemical Corp.	159,542	5,148
BayCurrent Consulting Inc.	166,070	5,112
Nippon Prologis REIT Inc.	3,093	5,110
Sanwa Holdings Corp.	237,974	5,097
Kobe Steel Ltd.	405,206	5,058
Kuraray Co. Ltd.	412,467	5,044
GLP J-Reit	5,732	5,022
Hulic Co. Ltd.	511,241	4,990
TOTO Ltd.	181,066	4,986
M3 Inc.	531,688	4,965
Tohoku Electric Power Co. Inc.	582,640	4,954
Toho Co. Ltd.	135,699	4,873
Kokusai Electric Corp.	176,700	4,861
Seibu Holdings Inc.	258,804	4,858
Mebuki Financial Group Inc.	1,164,970	4,849
Japan Post Insurance Co. Ltd.	233,076	4,798
Amada Co. Ltd.	407,669	4,788
Sumitomo Chemical Co. Ltd.	1,854,830	4,755
Kobe Bussan Co. Ltd.	176,200	4,731
Tosoh Corp.	346,173	4,709
Kyushu Railway Co.	175,770	4,692
Taiyo Yuden Co. Ltd.	154,381	4,639
Oji Holdings Corp.	1,082,509	4,610
Hirose Electric Co. Ltd.	36,711	4,596
Zensho Holdings Co. Ltd.	111,370	4,533
Hamamatsu Photonics KK	157,139	4,525
Azbil Corp.	155,596	4,522
USS Co. Ltd.	500,514	4,514
Socionext Inc.	221,800	4,479
Credit Saison Co. Ltd.	192,625	4,465
Daiwa House REIT Investment Corp.	2,774	4,464
Santen Pharmaceutical Co. Ltd.	371,907	4,463
Hoshizaki Corp.	141,012	4,441
McDonald's Holdings Co. Japan Ltd.	107,100	4,437
Medipal Holdings Corp.	241,951	4,367
Tobu Railway Co. Ltd.	247,199	4,342
Shimizu Corp.	689,448	4,333
Nikon Corp.	376,104	4,320
Invincible Investment Corp.	9,515	4,310
Mitsubishi Gas Chemical Co. Inc.	224,790	4,250
Tokyo Tatemono Co. Ltd.	243,039	4,240
NIPPON EXPRESS HOLDINGS Inc.	85,551	4,233
Cosmo Energy Holdings Co. Ltd.	78,609	4,219
NGK Insulators Ltd.	305,305	4,126
MonotaRO Co. Ltd.	288,016	4,071
Yamato Holdings Co. Ltd.	334,200	4,059
Iwatani Corp.	63,511	4,030
Odakyu Electric Railway Co. Ltd.	395,356	4,000
Koito Manufacturing Co. Ltd.	270,242	3,996
NOF Corp.	277,916	3,983
NH Foods Ltd.	120,460	3,979
Yamaha Corp.	167,061	3,971
Nisshin Seifun Group Inc.	320,705	3,969
DMG Mori Co. Ltd.	154,124	3,922
Yamazaki Baking Co. Ltd.	158,041	3,908
ZOZO Inc.	132,968	3,893
Haseko Corp.	311,491	3,887
Hachijuni Bank Ltd.	541,606	3,860
Horiba Ltd.	48,420	3,832
Asahi Intecc Co. Ltd.	240,152	3,807
Kansai Paint Co. Ltd.	231,686	3,805

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
	Taiheiyo Cement Corp.	139,136	3,800
	ANA Holdings Inc.	197,801	3,783
	Lixil Corp.	325,702	3,770
	Skylark Holdings Co. Ltd.	274,967	3,768
	J Front Retailing Co. Ltd.	310,238	3,758
	Persol Holdings Co. Ltd.	2,190,010	3,756
	Yokohama Rubber Co. Ltd.	164,212	3,732
	Nomura Real Estate Holdings Inc.	132,620	3,707
	Ulvac Inc.	60,175	3,687
	Sumitomo Heavy Industries Ltd.	136,703	3,671
	Marui Group Co. Ltd.	222,558	3,606
	Fuji Soft Inc.	74,106	3,550
	Keio Corp.	141,025	3,531
	SCSK Corp.	179,315	3,530
	Tokyo Ohka Kogyo Co. Ltd.	136,548	3,515
	United Urban Investment Corp.	3,604	3,450
[1]	Advance Residence Investment Corp.	1,644	3,449
	Suzuken Co. Ltd.	94,093	3,429
	Toho Gas Co. Ltd.	110,982	3,428
	Orix JREIT Inc.	3,282	3,417
	Electric Power Development Co. Ltd.	206,408	3,412
	Open House Group Co. Ltd.	95,524	3,383
	Iyogin Holdings Inc.	334,625	3,362
	CyberAgent Inc.	518,612	3,353
	Kewpie Corp.	130,474	3,351
	Nichirei Corp.	125,901	3,320
	Oracle Corp. Japan	40,617	3,316
	Sapporo Holdings Ltd.	77,008	3,309
	Tokyo Seimitsu Co. Ltd.	47,121	3,248
	Tokyo Century Corp.	304,532	3,244
	Toyo Seikan Group Holdings Ltd.	187,731	3,223
	Hitachi Construction Machinery Co. Ltd.	129,337	3,221
	Square Enix Holdings Co. Ltd.	94,754	3,200
	Sohgo Security Services Co. Ltd.	499,545	3,195
	Air Water Inc.	217,169	3,190
	Kinden Corp.	150,621	3,178
	Tsuruha Holdings Inc.	51,231	3,176
	Sega Sammy Holdings Inc.	195,267	3,162
	Shinko Electric Industries Co. Ltd.	81,593	3,103
	Dexerials Corp.	64,580	3,100
	Rinnai Corp.	125,408	3,084
	Japan Airport Terminal Co. Ltd.	84,283	3,077
	Takashimaya Co. Ltd.	162,457	3,008
	Yamaguchi Financial Group Inc.	240,104	2,985
	GMO Payment Gateway Inc.	51,892	2,975
	Alfresa Holdings Corp.	188,200	2,940
	Gunma Bank Ltd.	432,772	2,936
	Nagoya Railroad Co. Ltd.	240,650	2,929
	Japan Hotel REIT Investment Corp.	5,725	2,924
	COMSYS Holdings Corp.	135,391	2,915
	Japan Airlines Co. Ltd.	178,341	2,890
	Kobayashi Pharmaceutical Co. Ltd.	71,214	2,868
	Mitsubishi Materials Corp.	152,268	2,853
	Daicel Corp.	293,379	2,852
	Takasago Thermal Engineering Co. Ltd.	71,498	2,816
	Nihon Kohden Corp.	182,502	2,812
	THK Co. Ltd.	148,099	2,796
	Kyushu Financial Group Inc.	453,991	2,796
	Kyudenko Corp.	60,518	2,788
	Kose Corp.	41,666	2,784
	Hirogin Holdings Inc.	338,826	2,750
	Goldwin Inc.	44,532	2,743
	Stanley Electric Co. Ltd.	139,349	2,736
	Mitsubishi Logistics Corp.	78,200	2,735
	NSK Ltd.	521,310	2,733
	Sekisui House REIT Inc.	5,159	2,726
	Maruwa Co. Ltd.	10,162	2,723
	Nabtesco Corp.	137,421	2,721
	Shimamura Co. Ltd.	55,302	2,710
	Miura Co. Ltd.	116,443	2,705

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
	Chugoku Electric Power Co. Inc.	370,467	2,694
	77 Bank Ltd.	86,070	2,687
	Nagase & Co. Ltd.	121,385	2,667
	BIPROGY Inc.	80,099	2,625
	Fujitec Co. Ltd.	90,640	2,622
	Lion Corp.	301,021	2,605
	Zenkoku Hosho Co. Ltd.	62,665	2,592
	Alps Alpine Co. Ltd.	244,420	2,590
	Coca-Cola Bottlers Japan Holdings Inc.	172,399	2,570
	EXEO Group Inc.	233,968	2,552
	ADEKA Corp.	119,938	2,546
	Kamigumi Co. Ltd.	111,185	2,536
	Iida Group Holdings Co. Ltd.	168,538	2,533
	TechnoPro Holdings Inc.	131,623	2,531
	Nifco Inc.	99,510	2,523
	Seino Holdings Co. Ltd.	158,910	2,487
	Nippon Accommodations Fund Inc.	572	2,448
	Japan Prime Realty Investment Corp.	1,123	2,443
	Keihan Holdings Co. Ltd.	118,643	2,418
[1]	Aozora Bank Ltd.	145,421	2,418
	Keikyu Corp.	304,804	2,410
	Tomy Co. Ltd.	105,086	2,384
*	Rakuten Bank Ltd.	106,600	2,376
	Nankai Electric Railway Co. Ltd.	133,890	2,370
	Hakuhodo DY Holdings Inc.	290,043	2,369
	Industrial & Infrastructure Fund Investment Corp.	2,856	2,357
	LaSalle Logiport REIT	2,384	2,352
	Nishi-Nippon Financial Holdings Inc.	172,042	2,342
	Sumitomo Rubber Industries Ltd.	224,245	2,337
	Mitsui Mining & Smelting Co. Ltd.	69,345	2,312
	Sankyo Co. Ltd.	208,090	2,311
	Kagome Co. Ltd.	97,734	2,283
	Nippon Electric Glass Co. Ltd.	95,064	2,268
	Sumitomo Bakelite Co. Ltd.	80,200	2,258
	Sundrug Co. Ltd.	81,193	2,255
	Macnica Holdings Inc.	55,759	2,250
	Internet Initiative Japan Inc.	132,992	2,249
	Chugin Financial Group Inc.	201,601	2,246
	JGC Holdings Corp.	261,514	2,221
	Japan Steel Works Ltd.	78,081	2,220
*	Mercari Inc.	146,523	2,197
	Yamato Kogyo Co. Ltd.	41,454	2,191
	Toda Corp.	302,920	2,189
	Mitsubishi Motors Corp.	766,991	2,186
	Teijin Ltd.	226,806	2,183
	Food & Life Cos. Ltd.	123,868	2,171
	Jeol Ltd.	53,724	2,163
	Mizuho Leasing Co. Ltd.	285,330	2,153
	Sawai Group Holdings Co. Ltd.	48,948	2,149
	UBE Corp.	120,000	2,144
	Daido Steel Co. Ltd.	214,025	2,141
	Tsumura & Co.	80,665	2,139
	Nissui Corp.	355,575	2,134
	NHK Spring Co. Ltd.	193,741	2,131
	Morinaga Milk Industry Co. Ltd.	88,726	2,129
	Yamada Holdings Co. Ltd.	701,773	2,129
	Activia Properties Inc.	896	2,120
	Hokuhoku Financial Group Inc.	150,705	2,108
	SHO-BOND Holdings Co. Ltd.	54,586	2,102
	Furukawa Electric Co. Ltd.	76,773	2,100
	Sankyu Inc.	61,468	2,100
	Nichias Corp.	67,339	2,098
	Nippon Gas Co. Ltd.	133,551	2,082
*	PeptiDream Inc.	112,430	2,072
	Dowa Holdings Co. Ltd.	56,429	2,071
	DIC Corp.	99,919	2,055
	MEITEC Group Holdings Inc.	90,643	2,047
	Daishi Hokuetsu Financial Group Inc.	50,948	2,030
	Daiwabo Holdings Co. Ltd.	107,580	2,027
	Amano Corp.	79,580	2,018

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
	Casio Computer Co. Ltd.	250,460	2,016
	Hisamitsu Pharmaceutical Co. Inc.	73,203	2,016
	Sugi Holdings Co. Ltd.	116,593	2,015
	INFRONEER Holdings Inc.	232,295	2,014
	Calbee Inc.	87,450	2,007
	H2O Retailing Corp.	114,812	1,997
	Toyo Tire Corp.	122,230	1,994
	Cosmos Pharmaceutical Corp.	22,126	1,989
	Rorze Corp.	12,156	1,977
	JTEKT Corp.	275,010	1,977
	Kadokawa Corp.	106,888	1,977
	Kakaku.com Inc.	140,969	1,971
	Toho Holdings Co. Ltd.	67,660	1,967
	Bic Camera Inc.	173,493	1,958
	NET One Systems Co. Ltd.	96,412	1,949
[1]	Mitsui Fudosan Logistics Park Inc.	687	1,936
*	Money Forward Inc.	57,901	1,935
	ABC-Mart Inc.	97,598	1,924
	Kokuyo Co. Ltd.	114,107	1,915
	Yaoko Co. Ltd.	31,301	1,914
	Fuyo General Lease Co. Ltd.	23,411	1,913
	GS Yuasa Corp.	107,238	1,908
	Rengo Co. Ltd.	270,526	1,887
	Ezaki Glico Co. Ltd.	61,258	1,881
	K's Holdings Corp.	173,360	1,871
	Mabuchi Motor Co. Ltd.	120,622	1,854
[1]	Japan Logistics Fund Inc.	1,083	1,853
[1]	AEON REIT Investment Corp.	2,142	1,851
	NS Solutions Corp.	79,496	1,823
	San-In Godo Bank Ltd.	190,798	1,814
	Kaneka Corp.	64,130	1,813
	Morinaga & Co. Ltd.	94,220	1,808
	Frontier Real Estate Investment Corp.	622	1,803
	Nikkon Holdings Co. Ltd.	70,853	1,787
	Kandenko Co. Ltd.	131,214	1,772
	Hanwa Co. Ltd.	45,829	1,771
	Maruichi Steel Tube Ltd.	72,627	1,770
	NOK Corp.	120,829	1,766
	NSD Co. Ltd.	85,152	1,753
	Koei Tecmo Holdings Co. Ltd.	178,086	1,740
	Suruga Bank Ltd.	217,783	1,728
[1]	Comforia Residential REIT Inc.	831	1,724
	Tokuyama Corp.	87,882	1,723
	Fuji Corp.	102,636	1,716
	Canon Marketing Japan Inc.	55,389	1,715
	Citizen Watch Co. Ltd.	254,181	1,714
	Towa Corp.	29,738	1,713
	Ushio Inc.	119,237	1,710
	Kanematsu Corp.	100,814	1,708
	Okumura Corp.	49,985	1,707
	House Foods Group Inc.	86,054	1,698
	Inaba Denki Sangyo Co. Ltd.	64,560	1,693
	Nippon Shokubai Co. Ltd.	155,408	1,685
*	Park24 Co. Ltd.	157,312	1,683
	Osaka Soda Co. Ltd.	25,619	1,681
	Harmonic Drive Systems Inc.	60,820	1,671
[1]	Mori Hills REIT Investment Corp.	1,942	1,669
	Tsubakimoto Chain Co.	38,544	1,667
	Ito En Ltd.	70,134	1,663
	Nippon Kayaku Co. Ltd.	198,518	1,660
	Shikoku Electric Power Co. Inc.	189,125	1,649
	OKUMA Corp.	32,740	1,635
	Welcia Holdings Co. Ltd.	121,964	1,633
	Takara Holdings Inc.	215,079	1,632
	Rakus Co. Ltd.	116,501	1,632
	Nihon M&A Center Holdings Inc.	343,524	1,621
	Micronics Japan Co. Ltd.	40,347	1,603
	Fancl Corp.	82,668	1,601
	Nippon Shinyaku Co. Ltd.	69,960	1,600
	Konica Minolta Inc.	545,041	1,598

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
	Daiwa Securities Living Investments Corp.	2,346	1,592
[1]	Workman Co. Ltd.	55,081	1,574
	Sotetsu Holdings Inc.	95,838	1,572
	TS Tech Co. Ltd.	118,022	1,565
	Nishi-Nippon Railroad Co. Ltd.	94,147	1,563
	Relo Group Inc.	129,716	1,550
	Tokai Carbon Co. Ltd.	241,486	1,548
	Denka Co. Ltd.	106,071	1,546
	NEC Networks & System Integration Corp.	83,285	1,534
	As One Corp.	71,168	1,533
	Hazama Ando Corp.	189,359	1,530
	Mitsubishi Estate Logistics REIT Investment Corp.	606	1,528
	Zeon Corp.	172,714	1,525
	Aeon Mall Co. Ltd.	110,201	1,511
	Organo Corp.	33,172	1,505
	Penta-Ocean Construction Co. Ltd.	338,675	1,504
	OBIC Business Consultants Co. Ltd.	35,306	1,494
	Seria Co. Ltd.	63,757	1,491
	Hitachi Zosen Corp.	204,934	1,488
	Nakanishi Inc.	86,134	1,488
	Seven Bank Ltd.	792,472	1,487
	Ship Healthcare Holdings Inc.	97,310	1,485
	Wacoal Holdings Corp.	50,867	1,482
	Hokkaido Electric Power Co. Inc.	217,470	1,479
*,1	Sharp Corp.	254,015	1,479
[1]	Yoshinoya Holdings Co. Ltd.	76,802	1,478
	Fujimi Inc.	70,330	1,477
	Hulic REIT Inc.	1,545	1,471
	Toagosei Co. Ltd.	137,214	1,470
	Mirait One Corp.	103,338	1,469
	Japan Petroleum Exploration Co. Ltd.	35,537	1,465
	Toyoda Gosei Co. Ltd.	79,859	1,458
	OSG Corp.	105,297	1,453
	Kotobuki Spirits Co. Ltd.	112,865	1,449
	Mori Trust REIT Inc.	3,112	1,446
[1]	Toridoll Holdings Corp.	54,900	1,436
	Aica Kogyo Co. Ltd.	61,855	1,432
	CKD Corp.	70,945	1,417
*	Sansan Inc.	94,085	1,417
	Japan Elevator Service Holdings Co. Ltd.	76,700	1,415
	DCM Holdings Co. Ltd.	142,962	1,380
	Takeuchi Manufacturing Co. Ltd.	43,041	1,377
	Shiga Bank Ltd.	50,964	1,369
	NTT UD REIT Investment Corp.	1,764	1,367
	Acom Co. Ltd.	470,626	1,355
	Anritsu Corp.	157,453	1,351
	Nipro Corp.	153,648	1,342
	Sangetsu Corp.	67,405	1,341
	Pilot Corp.	44,584	1,339
	Pigeon Corp.	130,695	1,330
	Resorttrust Inc.	78,494	1,325
	Hokuriku Electric Power Co.	206,242	1,322
	AEON Financial Service Co. Ltd.	143,631	1,319
	Duskin Co. Ltd.	49,895	1,312
	Daiwa Office Investment Corp.	668	1,309
	Descente Ltd.	49,288	1,302
	Topcon Corp.	125,714	1,300
[1]	Hokuetsu Corp.	167,456	1,296
	Juroku Financial Group Inc.	40,237	1,291
	Ain Holdings Inc.	33,507	1,288
	Round One Corp.	216,203	1,287
	Lintec Corp.	56,767	1,276
	Okamura Corp.	86,623	1,274
	Yodogawa Steel Works Ltd.	33,870	1,274
	Kureha Corp.	63,878	1,269
	DTS Corp.	43,712	1,264
	Saizeriya Co. Ltd.	32,281	1,244
	TOKAI Holdings Corp.	183,975	1,236
	Tokyo Steel Manufacturing Co. Ltd.	96,949	1,233
	ARE Holdings Inc.	89,616	1,226

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
	Japan Excellent Inc.	1,530	1,217
	Daiseki Co. Ltd.	50,784	1,216
	Riken Keiki Co. Ltd.	41,040	1,205
	Nitto Boseki Co. Ltd.	31,769	1,202
	Kusuri no Aoki Holdings Co. Ltd.	57,678	1,202
	Mizuno Corp.	23,715	1,198
	Sanken Electric Co. Ltd.	24,496	1,195
	Colowide Co. Ltd.	86,737	1,194
	Kyoritsu Maintenance Co. Ltd.	60,976	1,184
[1]	Tokyu REIT Inc.	1,170	1,183
	Meidensha Corp.	51,615	1,179
	GMO internet group Inc.	71,112	1,178
	Taikisha Ltd.	34,167	1,178
	NIPPON REIT Investment Corp.	536	1,178
	Daiichikosho Co. Ltd.	97,414	1,176
	Fuji Oil Holdings Inc.	56,190	1,173
	Izumi Co. Ltd.	49,215	1,173
	Financial Partners Group Co. Ltd.	67,518	1,173
	Heiwa Real Estate Co. Ltd.	40,535	1,165
	Hyakugo Bank Ltd.	259,538	1,162
	PALTAC Corp.	37,852	1,161
	Nisshinbo Holdings Inc.	158,311	1,160
	TBS Holdings Inc.	41,037	1,159
	North Pacific Bank Ltd.	341,693	1,159
	Daihen Corp.	23,607	1,158
	Seiko Group Corp.	38,393	1,148
	EDION Corp.	98,157	1,144
[1]	Mitsui High-Tec Inc.	146,440	1,142
	Sumitomo Warehouse Co. Ltd.	60,636	1,140
	Toyota Boshoku Corp.	84,126	1,134
	H.U. Group Holdings Inc.	64,142	1,129
	Okasan Securities Group Inc.	231,656	1,122
	DeNA Co. Ltd.	108,335	1,120
	Makino Milling Machine Co. Ltd.	24,913	1,118
*	Nxera Pharma Co. Ltd.	99,900	1,118
	Dentsu Soken Inc.	29,292	1,114
	Nippon Soda Co. Ltd.	30,972	1,114
	JVCKenwood Corp.	181,175	1,110
	Hoshino Resorts REIT Inc.	320	1,107
	Glory Ltd.	60,343	1,097
	Modec Inc.	58,509	1,091
	Japan Securities Finance Co. Ltd.	95,581	1,089
	Max Co. Ltd.	43,518	1,089
	Toei Co. Ltd.	42,240	1,088
	SKY Perfect JSAT Holdings Inc.	184,730	1,087
	Tokai Tokyo Financial Holdings Inc.	277,034	1,083
*	Hino Motors Ltd.	334,256	1,080
	Paramount Bed Holdings Co. Ltd.	64,022	1,078
	Nishimatsu Construction Co. Ltd.	33,021	1,076
	Tamron Co. Ltd.	38,054	1,076
	Leopalace21 Corp.	292,576	1,075
	Nisshin Oillio Group Ltd.	31,090	1,073
	Mani Inc.	76,115	1,071
	Sumitomo Osaka Cement Co. Ltd.	38,026	1,071
	Inabata & Co. Ltd.	47,798	1,070
	Aichi Financial Group Inc.	58,643	1,059
	Monex Group Inc.	217,718	1,058
	Arcs Co. Ltd.	58,041	1,055
	Kaken Pharmaceutical Co. Ltd.	38,539	1,049
	Takuma Co. Ltd.	89,952	1,044
*	SHIFT Inc.	13,400	1,029
	Joyful Honda Co. Ltd.	70,514	1,026
	Heiwa Real Estate REIT Inc.	1,171	1,026
	Jaccs Co. Ltd.	31,584	1,025
	Ryoyo Ryosan Holdings Inc.	53,476	1,025
	Kissei Pharmaceutical Co. Ltd.	43,952	1,022
	UACJ Corp.	35,869	1,021
	NTN Corp.	504,217	1,020
	Kiyo Bank Ltd.	77,800	1,018
	Tadano Ltd.	135,666	1,009

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
	Star Asia Investment Corp.	2,667	1,007
	Taiyo Holdings Co. Ltd.	41,940	1,002
	Hokkoku Financial Holdings Inc.	26,584	1,001
	SWCC Corp.	33,699	1,000
	Mitsui E&S Co. Ltd.	114,057	993
	Meiko Electronics Co. Ltd.	24,718	991
	Kumagai Gumi Co. Ltd.	40,637	974
	Open Up Group Inc.	66,674	964
	Fukuoka REIT Corp.	921	964
	Fuji Kyuko Co. Ltd.	46,793	955
	C Uyemura & Co. Ltd.	13,300	954
	SBI Sumishin Net Bank Ltd.	49,700	950
	Aiful Corp.	366,142	949
	Senko Group Holdings Co. Ltd.	123,910	947
	FP Corp.	54,786	945
[1]	Toei Animation Co. Ltd.	60,750	942
	SMS Co. Ltd.	64,468	940
	Musashino Bank Ltd.	43,451	935
	Ferrotec Holdings Corp.	56,341	934
	Mixi Inc.	47,042	934
	Nihon Parkerizing Co. Ltd.	113,051	933
	Megmilk Snow Brand Co. Ltd.	49,006	932
	Maruha Nichiro Corp.	41,532	929
	Japan Material Co. Ltd.	69,836	927
	Fukuyama Transporting Co. Ltd.	34,345	926
	Arata Corp.	38,798	924
	GungHo Online Entertainment Inc.	47,234	923
	Heiwa Corp.	64,256	922
	Tokyo Kiraboshi Financial Group Inc.	30,565	921
	Itoham Yonekyu Holdings Inc.	31,127	919
	Nippn Corp.	58,163	914
	San-Ai Obbli Co. Ltd.	65,842	903
	Nichiha Corp.	35,968	899
	Fujitsu General Ltd.	68,340	897
	Nojima Corp.	81,200	893
	Valor Holdings Co. Ltd.	52,325	890
	Daiei Kankyo Co. Ltd.	46,400	887
[1]	Nomura Micro Science Co. Ltd.	36,800	876
	Chudenko Corp.	37,382	873
	Sakata Seed Corp.	37,850	873
	ARCLANDS Corp.	71,776	872
	Kato Sangyo Co. Ltd.	30,499	868
	Bank of Nagoya Ltd.	16,018	867
	Pola Orbis Holdings Inc.	91,752	865
	Awa Bank Ltd.	46,523	863
	Toyo Ink SC Holdings Co. Ltd.	40,822	863
	Global One Real Estate Investment Corp.	1,274	861
	Simplex Holdings Inc.	59,700	861
	Create Restaurants Holdings Inc.	120,076	857
	Justsystems Corp.	40,242	851
[1]	Namura Shipbuilding Co. Ltd.	65,600	851
	Nippon Light Metal Holdings Co. Ltd.	72,434	851
	Toyo Construction Co. Ltd.	83,170	848
	Mitsubishi Pencil Co. Ltd.	54,492	846
	Nanto Bank Ltd.	36,121	843
[1]	Shochiku Co. Ltd.	13,156	843
	Noritake Co. Ltd.	31,680	841
	Iino Kaiun Kaisha Ltd.	99,395	840
	Royal Holdings Co. Ltd.	49,679	840
	Shoei Co. Ltd.	63,100	836
	JMDC Inc.	37,500	832
	Autobacs Seven Co. Ltd.	75,214	831
	Amvis Holdings Inc.	47,391	825
	Digital Garage Inc.	44,048	819
	Dip Corp.	39,706	816
	Mitsui-Soko Holdings Co. Ltd.	25,500	813
*	Appier Group Inc.	97,800	811
	Ohsho Food Service Corp.	13,250	810
	TKC Corp.	34,164	809
	Fuji Seal International Inc.	50,503	807

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
	Nishimatsuya Chain Co. Ltd.	52,880	805
	Systena Corp.	357,320	804
	Bunka Shutter Co. Ltd.	69,448	802
	Tocalo Co. Ltd.	61,156	799
	Hosiden Corp.	58,434	797
	Sanki Engineering Co. Ltd.	50,998	797
	Starts Corp. Inc.	34,360	793
	Yamazen Corp.	76,592	792
	Ichigo Office REIT Investment Corp.	1,418	792
	Senshu Ikeda Holdings Inc.	308,364	791
	KYB Corp.	22,727	790
	Exedy Corp.	36,963	785
	Seiren Co. Ltd.	49,682	782
	Kaga Electronics Co. Ltd.	21,518	781
	Okinawa Cellular Telephone Co.	28,756	773
	JAFCO Group Co. Ltd.	60,865	770
	Komeri Co. Ltd.	31,370	768
	Trusco Nakayama Corp.	47,418	768
	Tri Chemical Laboratories Inc.	31,100	767
	Raito Kogyo Co. Ltd.	52,688	764
	Ai Holdings Corp.	45,636	763
	Hankyu Hanshin REIT Inc.	859	763
	Japan Aviation Electronics Industry Ltd.	45,391	761
	Katitas Co. Ltd.	60,300	756
	Ariake Japan Co. Ltd.	21,117	754
	Monogatari Corp.	33,226	754
	Totetsu Kogyo Co. Ltd.	34,770	753
	Tokai Rika Co. Ltd.	55,370	751
	Funai Soken Holdings Inc.	51,156	746
	Mitsubishi Shokuhin Co. Ltd.	21,135	746
	Keiyo Bank Ltd.	132,353	745
	Mitsuboshi Belting Ltd.	25,401	745
	Ichibanya Co. Ltd.	104,120	741
	Noevir Holdings Co. Ltd.	19,127	740
	Kitz Corp.	99,988	737
	Toyo Tanso Co. Ltd.	18,035	733
	Kohnan Shoji Co. Ltd.	26,877	725
	Ichigo Inc.	255,943	722
*	Medley Inc.	26,400	721
	Musashi Seimitsu Industry Co. Ltd.	51,504	720
	Toyobo Co. Ltd.	104,892	720
	KOMEDA Holdings Co. Ltd.	40,058	718
	Yuasa Trading Co. Ltd.	19,226	717
	Hyakujushi Bank Ltd.	32,678	716
	Ogaki Kyoritsu Bank Ltd.	46,219	715
	Nippon Paper Industries Co. Ltd.	110,409	715
	Fujimori Kogyo Co. Ltd.	23,730	714
	Showa Sangyo Co. Ltd.	32,686	713
	Maruzen Showa Unyu Co. Ltd.	19,738	710
	Eizo Corp.	21,810	706
	Sakata INX Corp.	60,106	706
	Transcosmos Inc.	30,577	704
	San-A Co. Ltd.	20,616	703
	CRE Logistics REIT Inc.	728	702
	ASKUL Corp.	49,510	700
	Oki Electric Industry Co. Ltd.	103,010	699
	Adastria Co. Ltd.	31,372	698
	MOS Food Services Inc.	29,486	695
	Riso Kagaku Corp.	30,883	694
	Wacom Co. Ltd.	143,531	692
	Yokogawa Bridge Holdings Corp.	38,159	691
	Dai-Dan Co. Ltd.	33,638	689
	Sinfonia Technology Co. Ltd.	32,378	688
	UT Group Co. Ltd.	31,700	687
	Tsurumi Manufacturing Co. Ltd.	25,904	686
	Gunze Ltd.	18,422	684
	PAL GROUP Holdings Co. Ltd.	49,804	684
	Chugoku Marine Paints Ltd.	49,336	683
	TOMONY Holdings Inc.	238,908	683
	Fuji Media Holdings Inc.	54,384	682

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
	Topre Corp.	49,712	682
	SOSiLA Logistics REIT Inc.	881	682
*,1	Atom Corp.	136,851	681
	en japan Inc.	36,300	680
	Mitsubishi Logisnext Co. Ltd.	77,261	678
	Hogy Medical Co. Ltd.	24,596	677
	Itochu Enex Co. Ltd.	59,188	676
	MCJ Co. Ltd.	74,008	673
	Advance Logistics Investment Corp.	844	672
	Nagaileben Co. Ltd.	37,383	671
	Token Corp.	8,466	669
	Noritsu Koki Co. Ltd.	24,705	668
	Central Glass Co. Ltd.	26,516	665
	Toshiba TEC Corp.	29,687	665
	Matsui Securities Co. Ltd.	118,023	662
	SAMTY HOLDINGS Co. Ltd.	36,200	662
	Kanamoto Co. Ltd.	35,375	661
	Shibaura Machine Co. Ltd.	26,893	661
	JCU Corp.	26,498	661
	Shibuya Corp.	27,104	660
	Takara Standard Co. Ltd.	57,181	660
	Fukushima Galilei Co. Ltd.	14,648	659
	Furuya Metal Co. Ltd.	21,600	657
[1]	Sun Corp.	20,300	655
	Fukuda Denshi Co. Ltd.	14,442	651
[1]	Nagawa Co. Ltd.	12,700	650
	Mochida Pharmaceutical Co. Ltd.	27,580	648
	Nitto Kogyo Corp.	28,477	647
	Yellow Hat Ltd.	36,966	647
	Restar Corp.	32,827	647
	Create SD Holdings Co. Ltd.	28,599	642
*,1	Anycolor Inc.	37,800	642
*,1	HIS Co. Ltd.	55,448	640
	Idec Corp.	30,979	638
	FCC Co. Ltd.	40,838	637
	Hiday Hidaka Corp.	34,349	636
	Hamakyorex Co. Ltd.	20,029	635
	Yonex Co. Ltd.	43,428	634
[1]	Npr Riken Corp.	34,720	632
	Hioki EE Corp.	11,759	631
	Mirai Corp.	2,114	630
	U-Next Holdings Co. Ltd.	18,294	630
	Shinmaywa Industries Ltd.	63,829	628
	Shikoku Kasei Holdings Corp.	41,044	627
	Takara Leben Real Estate Investment Corp.	941	627
	Eiken Chemical Co. Ltd.	38,456	623
	Sinko Industries Ltd.	22,909	619
	PILLAR Corp.	18,200	617
	ZERIA Pharmaceutical Co. Ltd.	42,105	615
	Towa Pharmaceutical Co. Ltd.	30,180	615
	KH Neochem Co. Ltd.	41,037	612
	Star Micronics Co. Ltd.	43,443	610
	Mitsuuroko Group Holdings Co. Ltd.	54,100	607
[1]	Nextage Co. Ltd.	44,500	606
	T Hasegawa Co. Ltd.	27,999	601
	Wakita & Co. Ltd.	53,799	601
	Shibaura Mechatronics Corp.	11,400	601
	Kyokuto Kaihatsu Kogyo Co. Ltd.	33,562	599
	Tosei Corp.	35,873	599
	T-Gaia Corp.	23,004	596
	Kura Sushi Inc.	22,910	593
	Fuji Co. Ltd.	45,016	592
	Premium Group Co. Ltd.	44,100	589
*	Sumitomo Pharma Co. Ltd.	211,962	588
	Nitta Corp.	21,611	588
	Ricoh Leasing Co. Ltd.	16,137	587
	Menicon Co. Ltd.	62,684	586
	Fuso Chemical Co. Ltd.	22,612	585
	Tokyo Electron Device Ltd.	22,516	585
	Okamoto Industries Inc.	17,029	585

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
	Zojirushi Corp.	58,298	584
	Kumiai Chemical Industry Co. Ltd.	110,737	583
	Daio Paper Corp.	97,566	582
	Taihei Dengyo Kaisha Ltd.	16,430	580
	Morita Holdings Corp.	44,916	579
	TPR Co. Ltd.	34,872	577
	Daiichi Jitsugyo Co. Ltd.	36,871	575
	Central Automotive Products Ltd.	17,400	575
	Kurabo Industries Ltd.	18,904	572
*,1	euglena Co. Ltd.	155,008	571
	Argo Graphics Inc.	16,700	569
	Heiwado Co. Ltd.	34,762	569
	Japan Lifeline Co. Ltd.	73,208	567
	Japan Wool Textile Co. Ltd.	63,600	565
	Sanyo Denki Co. Ltd.	11,659	565
	Nissin Corp.	18,949	564
	Prima Meat Packers Ltd.	33,765	564
	Sekisui Jushi Corp.	33,371	562
	AZ-COM Maruwa Holdings Inc.	65,188	561
*	M&A Research Institute Holdings Inc.	27,865	561
	Konishi Co. Ltd.	70,160	559
	Pacific Industrial Co. Ltd.	53,792	559
	Nissha Co. Ltd.	45,728	558
	Tsugami Corp.	50,662	557
	Life Corp.	22,810	555
	Earth Corp.	16,539	554
[1]	Toyo Gosei Co. Ltd.	8,900	553
	Nippon Densetsu Kogyo Co. Ltd.	41,038	552
	Bando Chemical Industries Ltd.	42,703	550
	Megachips Corp.	19,617	550
[1]	Tsuburaya Fields Holdings Inc.	52,242	550
	Oiles Corp.	34,971	548
	Kyorin Pharmaceutical Co. Ltd.	47,987	548
	Nishio Holdings Co. Ltd.	20,133	547
	Itoki Corp.	53,900	545
*	Fujita Kanko Inc.	9,565	544
	Aoyama Trading Co. Ltd.	53,082	543
	Nippon Seiki Co. Ltd.	59,491	543
	Elecom Co. Ltd.	49,422	542
	Kisoji Co. Ltd.	30,700	542
	Senshu Electric Co. Ltd.	15,862	537
	Joshin Denki Co. Ltd.	28,314	533
	Toa Corp.	78,872	532
	Maeda Kosen Co. Ltd.	48,600	532
	Totech Corp.	31,200	532
	Torishima Pump Manufacturing Co. Ltd.	25,601	531
	JINS Holdings Inc.	17,230	529
	Nikkiso Co. Ltd.	66,720	528
	One REIT Inc.	305	526
	Nippon Signal Co. Ltd.	75,521	525
	Nomura Co. Ltd.	90,340	525
	Tokyotokeiba Co. Ltd.	18,730	525
	Nippon Yakin Kogyo Co. Ltd.	15,931	523
	Toho Bank Ltd.	248,650	522
	Marusan Securities Co. Ltd.	75,429	521
	Optorun Co. Ltd.	39,900	521
	Nichicon Corp.	70,814	519
	Doutor Nichires Holdings Co. Ltd.	33,471	519
	YAMABIKO Corp.	36,647	519
	IDOM Inc.	68,153	518
	Konoike Transport Co. Ltd.	32,259	516
	Noritz Corp.	41,141	515
	Orient Corp.	73,474	515
	Uchida Yoko Co. Ltd.	9,859	514
	Union Tool Co.	13,256	513
	Maxell Ltd.	44,602	512
	Infomart Corp.	238,732	511
	Kosaido Holdings Co. Ltd.	142,200	511
	Aeon Delight Co. Ltd.	19,514	509
	Sumitomo Densetsu Co. Ltd.	18,535	509

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
	Nichiden Corp.	21,940	506
	Nichireki Co. Ltd.	31,000	506
	Oita Bank Ltd.	22,329	505
	TSI Holdings Co. Ltd.	83,984	504
	Integrated Design & Engineering Holdings Co. Ltd.	18,735	504
	Vital KSK Holdings Inc.	57,342	503
	Shoei Foods Corp.	14,741	499
	Aida Engineering Ltd.	87,034	495
	Nittetsu Mining Co. Ltd.	15,544	493
	Shin-Etsu Polymer Co. Ltd.	45,932	493
[1]	Ringer Hut Co. Ltd.	32,398	490
	Takasago International Corp.	18,833	487
	Keihanshin Building Co. Ltd.	44,531	486
	Hibiya Engineering Ltd.	22,195	484
	Prestige International Inc.	101,306	481
	Nachi-Fujikoshi Corp.	21,713	480
	Milbon Co. Ltd.	21,514	479
	Tachi-S Co. Ltd.	36,071	478
	Kamei Corp.	31,696	476
	Meisei Industrial Co. Ltd.	51,784	475
	Tachibana Eletech Co. Ltd.	23,700	474
	Doshisha Co. Ltd.	30,897	472
	Yokorei Co. Ltd.	65,127	471
	Future Corp.	41,032	470
	Iriso Electronics Co. Ltd.	23,307	468
	Sun Frontier Fudousan Co. Ltd.	34,404	468
	Nissan Shatai Co. Ltd.	74,810	467
	Lifedrink Co. Inc.	9,961	466
	JBCC Holdings Inc.	17,000	465
	Fukui Bank Ltd.	31,896	464
	United Arrows Ltd.	32,478	462
	Valqua Ltd.	18,831	461
	CTI Engineering Co. Ltd.	13,800	461
	Retail Partners Co. Ltd.	41,000	460
	Mitsui DM Sugar Holdings Co. Ltd.	20,929	460
	Onward Holdings Co. Ltd.	123,059	457
	Tokyu Construction Co. Ltd.	86,980	457
	Sintokogio Ltd.	61,578	457
	Genky DrugStores Co. Ltd.	19,800	457
*,1	RENOVA Inc.	74,400	456
	Okinawa Financial Group Inc.	23,580	454
[1]	Yamae Group Holdings Co. Ltd.	29,000	454
	Strike Co. Ltd.	16,730	452
	Bell System24 Holdings Inc.	43,748	452
	ASKA Pharmaceutical Holdings Co. Ltd.	28,704	451
[1]	Nafco Co. Ltd.	22,600	451
	Teikoku Sen-I Co. Ltd.	27,103	450
	Avex Inc.	44,755	448
	Shin Nippon Air Technologies Co. Ltd.	15,000	448
	Yamanashi Chuo Bank Ltd.	33,156	447
	Sumitomo Mitsui Construction Co. Ltd.	168,532	446
	Raiznext Corp.	36,323	446
	Shima Seiki Manufacturing Ltd.	39,468	446
	Mitani Sekisan Co. Ltd.	11,900	446
[1]	Sakura Internet Inc.	22,000	446
	AOKI Holdings Inc.	48,423	443
	Kameda Seika Co. Ltd.	15,138	442
	Piolax Inc.	26,988	442
	West Holdings Corp.	28,614	441
	ASAHI YUKIZAI Corp.	13,744	440
[1]	Tama Home Co. Ltd.	14,700	440
	Raksul Inc.	57,900	440
	BML Inc.	22,003	439
	Eagle Industry Co. Ltd.	31,176	439
	Belc Co. Ltd.	10,458	438
	Axial Retailing Inc.	63,736	437
	VT Holdings Co. Ltd.	125,294	436
	Tenma Corp.	23,334	434
	S Foods Inc.	21,836	433
	Ryobi Ltd.	31,477	432

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
	Starzen Co. Ltd.	20,632	432
	Procrea Holdings Inc.	34,010	432
	Nippon Kanzai Holdings Co. Ltd.	23,525	432
	Ehime Bank Ltd.	52,141	429
	Shizuoka Gas Co. Ltd.	67,138	427
	Bank of Iwate Ltd.	22,624	425
	Tsukishima Holdings Co. Ltd.	43,437	425
	Takara Bio Inc.	55,186	424
	Yurtec Corp.	42,051	423
	Fujibo Holdings Inc.	12,249	422
	Nippon Carbon Co. Ltd.	12,751	421
	Optex Group Co. Ltd.	36,968	421
	Osaka Organic Chemical Industry Ltd.	18,200	421
	Kurimoto Ltd.	13,345	420
[1]	Mimasu Semiconductor Industry Co. Ltd.	17,034	420
	Curves Holdings Co. Ltd.	76,368	419
	Sanyo Special Steel Co. Ltd.	29,477	418
	Furukawa Co. Ltd.	34,147	417
	Japan Pulp & Paper Co. Ltd.	9,449	417
	Bank of the Ryukyus Ltd.	51,042	416
	Furuno Electric Co. Ltd.	31,889	416
	Trancom Co. Ltd.	9,372	416
	Vision Inc.	46,213	416
	Sala Corp.	75,100	416
	Mandom Corp.	49,027	415
	Nohmi Bosai Ltd.	25,000	413
	Sumitomo Riko Co. Ltd.	40,933	413
	Torii Pharmaceutical Co. Ltd.	16,542	413
	Asanuma Corp.	79,500	412
	Matsuyafoods Holdings Co. Ltd.	10,463	411
	Takamatsu Construction Group Co. Ltd.	19,629	410
	Riken Vitamin Co. Ltd.	21,728	410
[1]	Enplas Corp.	8,051	408
	Hakuto Co. Ltd.	12,145	407
	Shikoku Bank Ltd.	51,636	407
*	PKSHA Technology Inc.	18,588	407
[1]	DyDo Group Holdings Inc.	22,439	406
	Hirata Corp.	9,815	406
[1]	Change Holdings Inc.	54,400	406
	Pack Corp.	15,446	405
	Starts Proceed Investment Corp.	312	405
	Daikokutenbussan Co. Ltd.	5,677	404
	Japan Transcity Corp.	62,676	404
	Anest Iwata Corp.	40,950	402
	Mirarth Holdings Inc.	111,812	401
	ESPEC Corp.	21,112	401
	MEC Co. Ltd.	15,946	401
	Anicom Holdings Inc.	91,336	398
	Plus Alpha Consulting Co. Ltd.	31,089	398
	Miyazaki Bank Ltd.	17,571	397
	TV Asahi Holdings Corp.	28,400	396
	Katakura Industries Co. Ltd.	28,300	395
	Altech Corp.	22,100	395
	Kyoei Steel Ltd.	29,602	394
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	18,219	393
	WingArc1st Inc.	21,100	393
	Shinnihon Corp.	35,182	392
[1]	I'll Inc.	21,900	392
	Komori Corp.	48,087	391
[1]	Sumiseki Holdings Inc.	56,300	391
	JM Holdings Co. Ltd.	20,400	390
	Press Kogyo Co. Ltd.	93,293	389
	Tosei REIT Investment Corp.	410	387
[1]	FP Partner Inc.	18,746	387
[1]	United Super Markets Holdings Inc.	64,135	384
	TOA ROAD Corp.	46,245	384
	Zuken Inc.	15,635	383
	Chubu Shiryo Co. Ltd.	37,979	382
	Futaba Industrial Co. Ltd.	75,529	382
	Godo Steel Ltd.	11,758	382

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
	Ishihara Sangyo Kaisha Ltd.	37,039	382
	Arisawa Manufacturing Co. Ltd.	36,500	381
	Aeon Hokkaido Corp.	62,300	381
	Happinet Corp.	17,534	380
	Sakai Chemical Industry Co. Ltd.	20,028	380
	Sanyo Chemical Industries Ltd.	13,852	380
	Nippon Ceramic Co. Ltd.	22,910	379
	Okinawa Electric Power Co. Inc.	51,144	378
	Hokuetsu Industries Co. Ltd.	26,500	378
	CI Takiron Corp.	66,220	377
[1]	Obara Group Inc.	14,045	374
	Pasona Group Inc.	23,720	374
	Health Care & Medical Investment Corp.	450	374
	SIGMAXYZ Holdings Inc.	37,800	374
	Krosaki Harima Corp.	21,124	372
	Tamura Corp.	82,647	372
	Yahagi Construction Co. Ltd.	33,286	371
	World Co. Ltd.	24,800	371
	Sinanen Holdings Co. Ltd.	10,360	369
	eGuarantee Inc.	37,600	368
*	SRE Holdings Corp.	11,383	367
*	Chiyoda Corp.	178,508	366
	Daiwa Industries Ltd.	34,777	366
[1]	OSAKA Titanium Technologies Co. Ltd.	22,114	362
	Sato Holdings Corp.	25,093	362
	Tanseisha Co. Ltd.	58,649	362
	Tonami Holdings Co. Ltd.	8,569	362
	Broadleaf Co. Ltd.	87,826	361
	Aisan Industry Co. Ltd.	35,651	360
	Denyo Co. Ltd.	20,229	359
	Oyo Corp.	21,602	359
	San ju San Financial Group Inc.	26,173	359
	Chofu Seisakusho Co. Ltd.	25,011	358
	Tokai Corp.	24,018	358
	Roland Corp.	13,800	358
	Digital Arts Inc.	11,256	357
	SBS Holdings Inc.	19,400	357
	Chori Co. Ltd.	14,152	356
	Komehyo Holdings Co. Ltd.	12,500	356
	GLOBERIDE Inc.	25,400	355
	Itochu-Shokuhin Co. Ltd.	7,676	355
[1]	Koshidaka Holdings Co. Ltd.	52,768	355
	Seikitokyu Kogyo Co. Ltd.	30,800	355
	Mars Group Holdings Corp.	14,458	354
	NS United Kaiun Kaisha Ltd.	10,955	354
	Alconix Corp.	35,820	354
	Sumitomo Seika Chemicals Co. Ltd.	9,959	353
[1]	Toho Titanium Co. Ltd.	38,650	353
	Cawachi Ltd.	18,946	351
	Unipres Corp.	41,920	351
	TechMatrix Corp.	25,100	351
	ES-Con Japan Ltd.	50,700	350
	METAWATER Co. Ltd.	28,096	349
	Cybozu Inc.	28,688	347
	Hosokawa Micron Corp.	12,842	347
	Mirai Industry Co. Ltd.	14,395	347
	Daikyonishikawa Corp.	74,245	345
	Asahi Diamond Industrial Co. Ltd.	54,260	344
	K&O Energy Group Inc.	15,136	344
	Shinagawa Refractories Co. Ltd.	28,162	344
	Matsuya Co. Ltd.	47,819	343
	J-Oil Mills Inc.	24,516	342
	Sakai Moving Service Co. Ltd.	19,318	342
	Toenec Corp.	10,268	341
	Chubu Steel Plate Co. Ltd.	20,300	341
	Computer Engineering & Consulting Ltd.	26,028	340
	Aiphone Co. Ltd.	16,645	339
	Saibu Gas Holdings Co. Ltd.	26,392	338
	Yokowo Co. Ltd.	26,240	338
	RS Technologies Co. Ltd.	15,600	337

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
	Teikoku Electric Manufacturing Co. Ltd.	18,718	336
	KeePer Technical Laboratory Co. Ltd.	13,826	335
	Stella Chemifa Corp.	12,059	332
[1]	ESCON Japan REIT Investment Corp.	419	331
	Nippon Denko Co. Ltd.	170,976	330
	Kawada Technologies Inc.	18,440	330
	Canon Electronics Inc.	21,516	329
	Comture Corp.	26,100	328
	Samty Residential Investment Corp.	479	327
[1]	Septeni Holdings Co. Ltd.	129,300	327
	Kyokuto Securities Co. Ltd.	31,200	326
	Halows Co. Ltd.	10,661	325
	Oriental Shiraishi Corp.	139,629	324
	Kappa Create Co. Ltd.	25,493	321
	TRE Holdings Corp.	36,600	320
	Geo Holdings Corp.	29,064	319
	Kanto Denka Kogyo Co. Ltd.	49,787	318
	Weathernews Inc.	8,274	316
	Sanyo Electric Railway Co. Ltd.	23,223	315
[1]	Alpen Co. Ltd.	21,428	315
	HI-LEX Corp.	32,500	315
	Nissei ASB Machine Co. Ltd.	8,463	314
	Genki Sushi Co. Ltd.	12,093	313
	Goldcrest Co. Ltd.	16,326	312
	Transaction Co. Ltd.	26,100	312
	Akita Bank Ltd.	18,324	311
	Hokkaido Gas Co. Ltd.	14,349	311
	Topy Industries Ltd.	20,118	311
	Siix Corp.	37,236	310
	Daito Pharmaceutical Co. Ltd.	19,415	310
[1]	Daikoku Denki Co. Ltd.	12,500	309
[1]	Yondoshi Holdings Inc.	23,618	309
	TOC Co. Ltd.	65,192	308
	Bank of Saga Ltd.	16,844	307
	Proto Corp.	31,300	307
*	Nippon Sheet Glass Co. Ltd.	109,182	306
	G-7 Holdings Inc.	27,200	306
	Sumida Corp.	42,955	305
	Raysum Co. Ltd.	13,500	305
	Aichi Corp.	35,882	302
	Toyo Corp.	28,495	302
	Hokuto Corp.	23,605	301
[1]	J Trust Co. Ltd.	109,343	300
	Hodogaya Chemical Co. Ltd.	8,773	299
	Kyokuyo Co. Ltd.	11,057	299
	JP-Holdings Inc.	73,645	299
	Ryoden Corp.	15,740	299
	Sankei Real Estate Inc.	528	299
	Ines Corp.	24,888	296
[1]	BRONCO BILLY Co. Ltd.	12,559	296
	COLOPL Inc.	72,782	296
	MARUKA FURUSATO Corp.	18,900	294
	Belluna Co. Ltd.	56,377	293
	Riken Technos Corp.	44,493	293
	NEC Capital Solutions Ltd.	10,266	292
[1]	PHC Holdings Corp.	38,900	292
	Nippon Thompson Co. Ltd.	72,394	291
	Hochiki Corp.	19,100	290
	Okabe Co. Ltd.	55,111	290
	France Bed Holdings Co. Ltd.	35,898	290
	Gree Inc.	81,739	289
	Aichi Steel Corp.	12,647	288
	Fukuda Corp.	6,976	288
	Akatsuki Inc.	18,300	288
	JSB Co. Ltd.	14,600	287
	Towa Bank Ltd.	62,147	286
[1]	Sagami Holdings Corp.	25,411	285
	Koa Corp.	32,069	284
	G-Tekt Corp.	23,304	283
	Marudai Food Co. Ltd.	24,196	283

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
	CMK Corp.	78,681	282
	Fujicco Co. Ltd.	22,701	281
	JCR Pharmaceuticals Co. Ltd.	71,932	281
	Shibusawa Warehouse Co. Ltd.	13,756	280
	Tayca Corp.	24,788	280
	JAC Recruitment Co. Ltd.	58,136	280
	Dai Nippon Toryo Co. Ltd.	34,186	278
	Gakken Holdings Co. Ltd.	38,512	278
	gremz Inc.	17,300	278
	Nippon Fine Chemical Co. Ltd.	16,000	278
	Seika Corp.	9,954	276
*	Istyle Inc.	93,376	276
	Warabeya Nichiyo Holdings Co. Ltd.	15,939	275
	Mitsuba Corp.	39,939	274
	Yamagata Bank Ltd.	35,358	274
	Pressance Corp.	20,263	274
	Icom Inc.	13,200	273
	Xebio Holdings Co. Ltd.	33,598	271
	Insource Co. Ltd.	46,200	271
	Inageya Co. Ltd.	31,865	270
	Matsuda Sangyo Co. Ltd.	13,643	270
	Fudo Tetra Corp.	16,871	269
	Elan Corp.	43,800	269
	Key Coffee Inc.	19,022	268
	Tochigi Bank Ltd.	112,442	268
	Miroku Jyoho Service Co. Ltd.	20,512	265
	Tokyo Energy & Systems Inc.	30,510	265
	Qol Holdings Co. Ltd.	26,127	265
	Fujiya Co. Ltd.	14,551	264
	Osaka Steel Co. Ltd.	15,548	264
	Neturen Co. Ltd.	35,940	262
	Daiki Aluminium Industry Co. Ltd.	31,435	261
*	Universal Entertainment Corp.	25,490	260
*,1	Oisix ra daichi Inc.	28,354	260
	St. Marc Holdings Co. Ltd.	17,934	257
	Moriroku Holdings Co. Ltd.	14,100	255
	Seikagaku Corp.	42,722	254
	Koatsu Gas Kogyo Co. Ltd.	39,573	253
	Fixstars Corp.	22,100	252
*,1	Fujio Food Group Inc.	26,800	251
	Ichikoh Industries Ltd.	74,944	247
	Okuwa Co. Ltd.	41,777	247
	KPP Group Holdings Co. Ltd.	49,771	247
	Hoosiers Holdings Co. Ltd.	32,400	246
	Kyosan Electric Manufacturing Co. Ltd.	57,883	245
[1]	Nippon Parking Development Co. Ltd.	178,010	245
	Sodick Co. Ltd.	48,714	245
	Nippon Road Co. Ltd.	21,770	244
	GMO Financial Holdings Inc.	57,100	244
*	Tsubaki Nakashima Co. Ltd.	46,402	242
	Sparx Group Co. Ltd.	22,080	242
	Cosel Co. Ltd.	29,197	239
	Giken Ltd.	20,237	239
	Elematec Corp.	18,728	239
	Chiyoda Integre Co. Ltd.	10,546	238
	Tekken Corp.	13,742	238
	Ki-Star Real Estate Co. Ltd.	10,300	238
	Nagatanien Holdings Co. Ltd.	11,448	235
	Toa Corp. (XTKS)	31,897	232
	Wellneo Sugar Co. Ltd.	14,900	232
	Taki Chemical Co. Ltd.	7,800	231
	Macromill Inc.	38,887	228
	SRA Holdings	7,868	228
	Avant Group Corp.	25,000	227
	Zenrin Co. Ltd.	35,095	226
	Nihon Chouzai Co. Ltd.	21,238	223
	Shinko Shoji Co. Ltd.	37,530	222
	Shinwa Co. Ltd.	12,349	220
	Base Co. Ltd.	11,700	220
	ZIGExN Co. Ltd.	56,500	219

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
	Carta Holdings Inc.	22,300	219
	Rheon Automatic Machinery Co. Ltd.	21,186	218
[1]	Rock Field Co. Ltd.	21,512	217
	YAKUODO Holdings Co. Ltd.	11,552	217
	Onoken Co. Ltd.	19,930	216
	Nittoku Co. Ltd.	17,600	216
	Okura Industrial Co. Ltd.	11,164	215
	M&A Capital Partners Co. Ltd.	15,144	215
*	Nippon Chemi-Con Corp.	22,196	214
	Mie Kotsu Group Holdings Inc.	57,836	213
	DKS Co. Ltd.	10,000	213
	Futaba Corp.	52,900	211
	Kenko Mayonnaise Co. Ltd.	14,738	211
	Toyo Kanetsu KK	8,460	210
	Komatsu Matere Co. Ltd.	40,843	207
	Mitsubishi Research Institute Inc.	6,571	207
	m-up Holdings Inc.	23,400	207
	FULLCAST Holdings Co. Ltd.	20,596	206
	Feed One Co. Ltd.	32,468	206
	Nihon Nohyaku Co. Ltd.	41,781	203
	Tokushu Tokai Paper Co. Ltd.	7,860	203
[1]	Pharma Foods International Co. Ltd.	27,406	200
[1]	Daiho Corp.	8,224	199
	Nitto Kohki Co. Ltd.	12,950	199
*,1	W-Scope Corp.	61,783	199
*	eRex Co. Ltd.	41,761	199
	Rokko Butter Co. Ltd.	19,544	198
*,1	giftee Inc.	24,741	198
	Ichiyoshi Securities Co. Ltd.	35,938	195
	FIDEA Holdings Co. Ltd.	17,890	195
	Kojima Co. Ltd.	26,993	194
[1]	Shin Nippon Biomedical Laboratories Ltd.	23,210	194
	LEC Inc.	25,884	194
	Nippon Beet Sugar Manufacturing Co. Ltd.	10,651	193
*	Tatsuta Electric Wire & Cable Co. Ltd.	36,944	192
	Tomoku Co. Ltd.	10,856	192
[1]	Gamecard-Joyco Holdings Inc.	12,500	192
	Osaki Electric Co. Ltd.	41,910	190
	Daido Metal Co. Ltd.	47,634	189
	Nakayama Steel Works Ltd.	29,029	186
	Kyodo Printing Co. Ltd.	7,165	185
	Honeys Holdings Co. Ltd.	17,130	185
	MTI Ltd.	32,978	184
	V Technology Co. Ltd.	9,458	184
[1]	Riso Kyoiku Co. Ltd.	111,500	181
	Kanaden Corp.	16,616	179
	Hokkan Holdings Ltd.	15,555	178
	Fuji Pharma Co. Ltd.	18,900	176
	Vector Inc.	26,594	175
*,1	Sourcenext Corp.	119,100	173
	Management Solutions Co. Ltd.	19,126	173
	Chiyoda Co. Ltd.	27,087	172
	JSP Corp.	11,248	172
	Softcreate Holdings Corp.	14,396	172
	Iseki & Co. Ltd.	25,231	171
	Yukiguni Maitake Co. Ltd.	25,000	170
*	Gurunavi Inc.	79,284	169
*,1	Remixpoint Inc.	145,184	169
	Maxvalu Tokai Co. Ltd.	8,000	169
*,1	Demae-Can Co. Ltd.	99,700	168
	DKK Co. Ltd.	11,646	167
	Link & Motivation Inc.	51,600	167
	Kanagawa Chuo Kotsu Co. Ltd.	7,270	166
	Kintetsu Department Store Co. Ltd.	10,658	166
	CTS Co. Ltd.	29,491	163
	LITALICO Inc.	19,800	163
[1]	YA-MAN Ltd.	28,870	162
*,1	PIA Corp.	7,671	161
*	KNT-CT Holdings Co. Ltd.	17,349	161
	Nichiban Co. Ltd.	12,500	160

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
	Tsutsumi Jewelry Co. Ltd.	11,100	160
	Shimizu Bank Ltd.	14,663	158
	Chilled & Frozen Logistics Holdings Co. Ltd.	4,100	156
[1]	Inaba Seisakusho Co. Ltd.	13,563	155
	Ministop Co. Ltd.	13,744	155
	Shindengen Electric Manufacturing Co. Ltd.	7,964	155
	Yorozu Corp.	20,213	155
	Maezawa Kyuso Industries Co. Ltd.	15,816	154
	Sankyo Seiko Co. Ltd.	33,535	154
	Nippon Rietec Co. Ltd.	18,500	154
[1]	Furukawa Battery Co. Ltd.	16,763	153
	EM Systems Co. Ltd.	35,600	152
	WDB Holdings Co. Ltd.	12,376	151
	Hisaka Works Ltd.	20,802	150
	Solasto Corp.	44,100	150
	Alpha Systems Inc.	7,367	149
*,1	Toho Zinc Co. Ltd.	28,438	149
	Ebase Co. Ltd.	33,400	148
[1]	Takatori Corp.	7,112	147
*	Pacific Metals Co. Ltd.	16,133	146
	ValueCommerce Co. Ltd.	18,600	146
	Sanoh Industrial Co. Ltd.	21,898	145
	Marvelous Inc.	33,169	144
	Artnature Inc.	25,906	144
	Midac Holdings Co. Ltd.	13,435	143
	Takaoka Toko Co. Ltd.	10,552	142
	S-Pool Inc.	67,060	142
	KFC Holdings Japan Ltd.	3,234	140
	World Holdings Co. Ltd.	9,600	140
	Nihon Tokushu Toryo Co. Ltd.	16,700	139
	Melco Holdings Inc.	6,359	139
	Tv Tokyo Holdings Corp.	5,674	139
	Intage Holdings Inc.	12,950	138
[1]	Studio Alice Co. Ltd.	9,656	138
	Sankyo Tateyama Inc.	27,877	138
	JDC Corp.	40,500	134
[1]	Aeon Fantasy Co. Ltd.	7,870	133
	Nippon Coke & Engineering Co. Ltd.	177,722	131
	ST Corp.	12,249	130
	Advan Group Co. Ltd.	20,987	129
	CAC Holdings Corp.	10,247	129
*	Roland DG Corp.	3,546	126
	Central Security Patrols Co. Ltd.	6,802	125
*,1	TerraSky Co. Ltd.	8,390	124
	Nippon Sharyo Ltd.	8,068	123
	Yamashin-Filter Corp.	42,099	123
[1]	Airtrip Corp.	13,100	123
	Arakawa Chemical Industries Ltd.	15,422	122
	Chuo Spring Co. Ltd.	15,928	122
*,1	Jamco Corp.	11,855	122
	Asahi Co. Ltd.	12,343	122
	Pole To Win Holdings Inc.	41,200	122
	GMO GlobalSign Holdings KK	5,811	121
	Pronexus Inc.	13,931	120
	Sanshin Electronics Co. Ltd.	8,300	120
	Taisei Lamick Co. Ltd.	6,174	116
	WATAMI Co. Ltd.	18,418	116
	Sekisui Kasei Co. Ltd.	38,182	114
	FAN Communications Inc.	39,703	109
	I-PEX Inc.	7,966	108
[1]	SBI ARUHI Corp.	16,800	105
	Fuso Pharmaceutical Industries Ltd.	6,867	104
	Achilles Corp.	10,030	104
	Digital Holdings Inc.	14,700	104
	Inui Global Logistics Co. Ltd.	13,803	104
*	Optim Corp.	22,782	102
	Amuse Inc.	9,354	100
[1]	Abalance Corp.	13,900	100
	Fukui Computer Holdings Inc.	5,669	97
	Shimojima Co. Ltd.	11,000	97

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
	Oro Co. Ltd.	5,700	97
*	Atrae Inc.	15,976	93
	Nisso Holdings Co. Ltd.	16,400	90
	Nihon Trim Co. Ltd.	3,879	89
*,1	Japan Display Inc.	729,539	89
[1]	Central Sports Co. Ltd.	5,146	87
	Medical Data Vision Co. Ltd.	23,826	86
	BrainPad Inc.	13,140	86
	Corona Corp.	13,240	84
*	Gunosy Inc.	14,300	81
	Yushin Precision Equipment Co. Ltd.	16,804	79
	Ohara Inc.	8,300	79
	Cleanup Corp.	16,030	78
[1]	Fibergate Inc.	9,826	78
*	Kourakuen Holdings Corp.	8,557	77
[1]	Kitanotatsujin Corp.	62,600	75
	Tosho Co. Ltd.	15,231	74
[1]	Daisyo Corp.	8,858	72
*,1	Open Door Inc.	13,600	72
	Hito Communications Holdings Inc.	11,053	70
	IR Japan Holdings Ltd.	10,000	70
	LIFULL Co. Ltd.	63,939	69
	Media Do Co. Ltd.	7,430	69
	MedPeer Inc.	16,688	68
*	Net Protections Holdings Inc.	48,500	68
*	FDK Corp.	14,764	67
	Taiho Kogyo Co. Ltd.	13,235	65
	Gecoss Corp.	9,850	64
	Tess Holdings Co. Ltd.	23,700	64
	Kanamic Network Co. Ltd.	16,700	62
	Kamakura Shinsho Ltd.	20,300	60
	Tokyo Individualized Educational Institute Inc.	20,004	55
*	OPEN Group Inc.	33,822	55
	Airport Facilities Co. Ltd.	13,515	54
	Takamiya Co. Ltd.	16,400	52
	Japan Medical Dynamic Marketing Inc.	11,155	52
	Ubicom Holdings Inc.	5,800	51
	CHIMNEY Co. Ltd.	5,300	48
	Wowow Inc.	5,849	45
	Direct Marketing MiX Inc.	24,000	37
	robot home Inc.	21,000	24
			6,301,420
New Zealand (0.7%)
	Fisher & Paykel Healthcare Corp. Ltd.	714,273	13,789
	Infratil Ltd.	1,148,981	7,381
	Auckland International Airport Ltd.	1,633,215	7,275
	Meridian Energy Ltd.	1,541,519	5,973
	Spark New Zealand Ltd.	2,268,729	5,831
	Contact Energy Ltd.	987,616	4,997
	Mainfreight Ltd.	101,125	4,489
*	a2 Milk Co. Ltd.	898,058	4,239
	EBOS Group Ltd.	194,381	4,171
	Mercury NZ Ltd.	857,047	3,514
*	Ryman Healthcare Ltd.	736,286	1,990
	Summerset Group Holdings Ltd.	287,145	1,916
	Fletcher Building Ltd.	950,219	1,771
	Goodman Property Trust	1,331,141	1,638
	Precinct Properties Group	1,674,896	1,207
	Freightways Group Ltd.	212,207	1,150
	Kiwi Property Group Ltd.	2,028,591	1,090
	Genesis Energy Ltd.	733,523	968
	SKYCITY Entertainment Group Ltd.	969,257	898
	Vector Ltd.	306,993	686
	Vital Healthcare Property Trust	594,991	674
	Air New Zealand Ltd.	1,917,991	662
	Argosy Property Ltd.	973,275	612
	Stride Property Group	713,455	543
*	Oceania Healthcare Ltd.	846,602	393
	Scales Corp. Ltd.	132,271	278

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
	SKY Network Television Ltd.	155,561	235
*	Synlait Milk Ltd.	20,523	4
			78,374
Singapore (3.1%)
	DBS Group Holdings Ltd.	2,505,784	68,667
	Oversea-Chinese Banking Corp. Ltd.	4,372,897	48,673
	United Overseas Bank Ltd.	1,508,190	36,572
	Singapore Telecommunications Ltd.	9,360,215	21,685
	CapitaLand Integrated Commercial Trust	6,250,171	9,763
	CapitaLand Ascendas REIT	4,485,510	9,157
	Singapore Airlines Ltd.	1,722,683	9,003
	Keppel Ltd.	1,707,960	8,500
	Singapore Exchange Ltd.	1,020,418	7,523
	Capitaland Investment Ltd.	3,197,305	6,483
	Singapore Technologies Engineering Ltd.	1,885,130	6,241
	Wilmar International Ltd.	2,567,516	6,122
	Genting Singapore Ltd.	7,154,394	4,546
	Mapletree Industrial Trust	2,425,821	4,209
	Mapletree Logistics Trust	4,314,472	4,183
	Sembcorp Industries Ltd.	1,122,568	4,014
	Thai Beverage PCL	10,227,100	3,862
	Venture Corp. Ltd.	325,616	3,686
*	Seatrium Ltd.	2,549,218	3,210
	SATS Ltd.	1,105,866	2,719
	Frasers Logistics & Commercial Trust	3,649,656	2,713
	Mapletree Pan Asia Commercial Trust	2,788,937	2,682
	ComfortDelGro Corp. Ltd.	2,490,404	2,613
	UOL Group Ltd.	601,997	2,432
	Jardine Cycle & Carriage Ltd.	122,627	2,388
	Keppel DC REIT	1,561,878	2,371
	Suntec REIT	2,638,566	2,335
	NetLink NBN Trust	3,608,100	2,296
	City Developments Ltd.	573,017	2,284
	Frasers Centrepoint Trust	1,317,943	2,184
	CapitaLand Ascott Trust	3,064,433	2,069
	Keppel REIT	3,078,634	2,018
	Keppel Infrastructure Trust	4,845,909	1,744
	Golden Agri-Resources Ltd.	8,179,093	1,681
	ESR-LOGOS REIT	7,656,735	1,581
	Parkway Life REIT	481,054	1,309
	Olam Group Ltd.	1,433,400	1,243
	iFAST Corp. Ltd.	200,100	1,123
	Capitaland India Trust	1,252,534	1,023
	Sheng Siong Group Ltd.	853,599	983
	Lendlease Global Commercial REIT	1,994,000	890
	PARAGON REIT	1,317,838	868
	AIMS APAC REIT	834,001	818
	Raffles Medical Group Ltd.	1,150,937	809
	CDL Hospitality Trusts	1,069,000	773
	Starhill Global REIT	2,022,901	749
	Hutchison Port Holdings Trust	6,139,866	749
	CapitaLand China Trust	1,377,730	712
	StarHub Ltd.	731,770	695
	First Resources Ltd.	613,389	680
	Digital Core REIT Management Pte. Ltd.	1,128,100	644
	UMS Holdings Ltd.	762,900	641
	Cromwell European REIT	412,480	626
	Singapore Post Ltd.	1,759,429	580
	OUE Real Estate Investment Trust	2,849,016	576
	Far East Hospitality Trust	1,139,089	533
	SIA Engineering Co. Ltd.	298,209	511
*	AEM Holdings Ltd.	352,691	445
	Riverstone Holdings Ltd.	621,700	444
	First REIT	1,617,408	308
	Keppel Pacific Oak US REIT	975,100	196
	Bumitama Agri Ltd.	313,047	166
	Silverlake Axis Ltd.	762,789	166
*	Manulife US REIT	2,020,275	164
	Prime US REIT	720,608	137

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
	Nanofilm Technologies International Ltd.	213,000	136
*	COSCO Shipping International Singapore Co. Ltd.	1,097,700	122
*,1,3	Ezra Holdings Ltd.	1,786,900	—
*,3	Eagle Hospitality Trust	700,500	—
			322,028
South Korea (12.2%)
	Samsung Electronics Co. Ltd. (XKRX)	5,933,273	365,859
	SK Hynix Inc.	670,607	96,181
	Hyundai Motor Co.	165,111	30,091
	Shinhan Financial Group Co. Ltd.	616,826	27,129
	KB Financial Group Inc.	417,860	27,013
	Celltrion Inc.	179,924	26,934
	Kia Corp.	308,518	25,316
	POSCO Holdings Inc.	92,780	23,993
	NAVER Corp.	168,788	21,528
	Hana Financial Group Inc.	325,618	15,427
	Samsung SDI Co. Ltd. (XKRX)	65,098	15,306
*,2	Samsung Biologics Co. Ltd.	21,916	15,036
	Hyundai Mobis Co. Ltd.	83,785	13,556
	LG Chem Ltd. (XKRX)	58,809	13,225
*	Alteogen Inc.	52,572	12,122
	Kakao Corp.	412,691	11,860
*	LG Energy Solution Ltd.	49,354	11,749
	Samsung C&T Corp.	102,835	11,713
	Samsung Fire & Marine Insurance Co. Ltd.	40,659	11,056
	LG Electronics Inc. (XKRX)	132,159	10,064
*	Krafton Inc.	44,713	9,641
	Hanwha Aerospace Co. Ltd.	42,836	8,988
*	HLB Inc.	147,151	8,740
	Woori Financial Group Inc.	744,614	8,571
	KT&G Corp.	124,726	8,503
*	Ecopro Co. Ltd.	121,785	8,279
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	53,793	8,160
	Samsung Electro-Mechanics Co. Ltd.	68,708	8,032
*	Ecopro BM Co. Ltd.	56,792	7,540
*	SK Square Co. Ltd.	114,336	7,252
*	Doosan Enerbility Co. Ltd.	524,370	7,222
	Meritz Financial Group Inc.	113,426	6,991
	LG Corp.	109,361	6,974
*	Samsung Heavy Industries Co. Ltd.	811,607	6,958
	Samsung Life Insurance Co. Ltd.	91,699	6,472
	HD Hyundai Electric Co Ltd.	27,304	6,179
*	SK Innovation Co. Ltd.	74,194	5,658
	POSCO Future M Co. Ltd.	35,163	5,487
	Hanmi Semiconductor Co. Ltd.	54,590	5,258
	Samsung SDS Co. Ltd.	45,277	4,899
	SK Inc.	44,250	4,853
	HMM Co. Ltd.	363,874	4,840
	Amorepacific Corp.	36,405	4,839
	Korea Zinc Co. Ltd.	13,449	4,768
	Korea Electric Power Corp.	317,555	4,583
	DB Insurance Co. Ltd.	55,392	4,476
	Yuhan Corp.	64,303	4,430
	KakaoBank Corp.	270,432	4,248
*	Samsung E&A Co. Ltd.	197,585	4,127
*	Hyundai Heavy Industries Co. Ltd.	26,336	4,070
	Hyundai Glovis Co. Ltd.	45,646	4,063
	Korea Aerospace Industries Ltd.	87,512	3,637
	Korean Air Lines Co. Ltd.	230,438	3,581
	Industrial Bank of Korea	341,620	3,486
	HYBE Co. Ltd.	25,932	3,336
*	LG Display Co. Ltd.	394,558	3,239
	Hyundai Rotem Co. Ltd.	90,806	3,237
	LG Innotek Co. Ltd.	17,156	3,222
	HD Hyundai Co. Ltd.	52,088	3,192
	Coway Co. Ltd.	69,689	3,188
	Hankook Tire & Technology Co. Ltd.	90,503	2,955
	LG H&H Co. Ltd. (XKRX)	11,065	2,847
	CJ CheilJedang Corp. (XKRX)	9,499	2,682

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
*	CosmoAM&T Co. Ltd.	27,959	2,662
	Samsung Securities Co. Ltd.	81,146	2,655
*	L&F Co. Ltd.	31,228	2,612
	Korea Investment Holdings Co. Ltd.	48,539	2,608
	NCSoft Corp.	19,988	2,565
	LS Electric Co. Ltd.	18,936	2,549
*	Hanwha Ocean Co. Ltd.	111,143	2,488
	S-Oil Corp.	50,173	2,475
	Hanwha Solutions Corp.	130,578	2,373
*	SKC Co. Ltd.	23,440	2,337
	BNK Financial Group Inc.	334,224	2,324
*	Sam Chun Dang Pharm Co. Ltd.	17,354	2,320
	Samyang Foods Co. Ltd.	5,063	2,274
	Posco International Corp.	57,395	2,233
	Hyundai Engineering & Construction Co. Ltd.	91,379	2,233
*	HD HYUNDAI MIPO	25,718	2,212
*	SK Biopharmaceuticals Co. Ltd.	35,030	2,200
*	Enchem Co. Ltd.	17,094	2,187
	JB Financial Group Co. Ltd.	204,033	2,154
	Hyundai Steel Co.	104,346	2,111
*	Kum Yang Co. Ltd.	42,504	2,109
	Kumho Petrochemical Co. Ltd.	20,109	2,040
	Fila Holdings Corp.	64,384	2,021
	GS Holdings Corp.	55,293	1,979
	Hanjin Kal Corp.	38,952	1,971
	LIG Nex1 Co. Ltd.	13,347	1,941
	LG Uplus Corp.	261,541	1,913
	IsuPetasys Co. Ltd.	57,038	1,907
	Hanmi Pharm Co. Ltd.	8,924	1,886
	Hyundai Marine & Fire Insurance Co. Ltd.	71,070	1,870
	Doosan Bobcat Inc.	61,532	1,862
	Mirae Asset Securities Co. Ltd.	325,409	1,848
	Hyosung Heavy Industries Corp.	8,135	1,847
	LS Corp.	21,503	1,824
	Orion Corp.Republic of Korea	27,824	1,783
	Lotte Chemical Corp.	23,120	1,713
	NH Investment & Securities Co. Ltd.	164,990	1,676
	LEENO Industrial Inc.	11,360	1,672
*	Celltrion Pharm Inc.	22,517	1,655
	KIWOOM Securities Co. Ltd.	16,481	1,602
	CJ Corp.	16,349	1,587
	DB HiTek Co. Ltd.	39,589	1,577
	Kangwon Land Inc.	138,533	1,461
	JYP Entertainment Corp.	34,014	1,433
	NongShim Co. Ltd.	4,023	1,416
	Hotel Shilla Co. Ltd.	37,796	1,380
	Posco DX Co. Ltd.	64,675	1,371
*	LigaChem Biosciences Inc.	21,760	1,346
	Eo Technics Co. Ltd.	10,370	1,342
	HPSP Co. Ltd.	55,220	1,320
*	Pearl Abyss Corp.	42,272	1,312
*,2	Netmarble Corp.	27,710	1,288
*	Oscotec Inc.	41,336	1,252
	Hansol Chemical Co. Ltd.	10,447	1,248
*	Doosan Robotics Inc.	23,934	1,247
*	Hugel Inc.	6,953	1,245
	KCC Corp.	5,035	1,215
	HL Mando Co. Ltd.	42,084	1,201
*	SK Bioscience Co. Ltd.	29,550	1,199
	Samsung Card Co. Ltd.	38,223	1,173
*	WONIK IPS Co. Ltd.	41,457	1,150
*	Hanall Biopharma Co. Ltd.	44,337	1,149
*	GS Engineering & Construction Corp.	75,874	1,100
	Cosmax Inc.	9,620	1,088
	Cheil Worldwide Inc.	83,623	1,083
	DGB Financial Group Inc.	180,669	1,074
*	Daejoo Electronic Materials Co. Ltd.	12,343	1,066
	Classys Inc.	31,144	1,063
*	Korea Gas Corp.	32,697	1,062
*	Peptron Inc.	21,862	1,054

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
	Hanwha Life Insurance Co. Ltd.	462,275	1,052
	E-MART Inc.	23,426	1,033
	Soulbrain Co. Ltd.	5,319	1,028
	Youngone Corp.	36,047	1,025
	Hyundai Doosan Infracore Co. Ltd.	174,403	1,016
	Shinsegae Inc.	9,082	1,007
	OCI Holdings Co. Ltd.	18,646	1,003
	Hanwha Systems Co. Ltd.	71,716	988
*	HLB Life Science Co. Ltd.	127,284	986
	Hyundai Autoever Corp.	8,141	980
*	Rainbow Robotics	9,516	974
	Dongjin Semichem Co. Ltd.	35,951	956
	Poongsan Corp.	22,308	952
	S-1 Corp.	22,961	947
	Doosan Co. Ltd.	7,354	943
*	People & Technology Inc.	23,230	927
	Hyosung Advanced Materials Corp.	4,019	919
	Pan Ocean Co. Ltd.	319,974	904
	CS Wind Corp.	25,810	903
*,2	SK IE Technology Co. Ltd.	31,862	873
	F&F Co. Ltd.	20,691	873
	Korean Reinsurance Co.	144,074	869
	Jusung Engineering Co. Ltd.	41,264	868
*	Ecopro Materials Co. Ltd.	14,463	865
	Hyosung TNC Corp.	3,866	852
	SK REITs Co. Ltd.	223,244	848
*	Synopex Inc.	100,391	839
	Douzone Bizon Co. Ltd.	18,707	838
	Kolmar Korea Co. Ltd.	17,408	823
	KEPCO Engineering & Construction Co. Inc.	14,795	823
	GS Retail Co. Ltd.	52,505	814
	Medytox Inc.	6,445	813
	Chong Kun Dang Pharmaceutical Corp.	9,930	809
	DL E&C Co. Ltd.	30,791	792
*	Lunit Inc.	27,418	789
	KEPCO Plant Service & Engineering Co. Ltd.	27,455	788
*	Daewoo Engineering & Construction Co. Ltd.	257,466	784
	PharmaResearch Co. Ltd.	7,910	775
	Hyundai Wia Corp.	19,883	764
	ST Pharm Co. Ltd.	11,604	757
	BGF retail Co. Ltd.	10,024	757
	Lotte Energy Materials Corp.	26,802	756
	Hana Micron Inc.	53,107	756
	AMOREPACIFIC Group	32,892	748
	Hyundai Elevator Co. Ltd.	23,393	730
	LX International Corp.	32,499	729
	HDC Hyundai Development Co-Engineering & Construction Class E	43,314	727
	SM Entertainment Co. Ltd.	13,930	718
	Daeduck Electronics Co. Ltd.	44,152	717
	Park Systems Corp.	5,886	713
	LX Semicon Co. Ltd.	12,989	712
*	Wemade Co. Ltd.	25,807	710
	CJ Logistics Corp.	9,835	709
	Soop Co. Ltd.	9,333	705
	Advanced Nano Products Co. Ltd.	10,227	702
*	Chabiotech Co. Ltd.	58,023	689
*	CJ ENM Co. Ltd.	12,195	680
	Shinsung Delta Tech Co. Ltd.	17,440	674
	Hanmi Science Co. Ltd.	29,638	672
*	Kakao Games Corp.	49,290	672
*	SOLUM Co. Ltd.	49,929	659
*	Kumho Tire Co. Inc.	175,956	658
*	Taihan Electric Wire Co. Ltd.	64,997	654
	Sebang Global Battery Co. Ltd.	9,670	652
*	Kakaopay Corp.	35,041	650
	Green Cross Corp.	6,626	647
	Hanon Systems	192,952	628
*	Seojin System Co. Ltd.	31,601	625
*	ISU Specialty Chemical	24,409	623
	Kolon Industries Inc.	22,886	620

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
	Hanwha Corp. (XKRX)	27,192	619
*	Hyundai Bioscience Co. Ltd.	44,537	617
	Lotte Corp.	33,927	612
	Hyundai Construction Equipment Co. Ltd.	14,065	611
	Seegene Inc.	38,583	606
*	Bioneer Corp.	26,189	604
*	ABLBio Inc.	28,738	603
	LOTTE Fine Chemical Co. Ltd.	17,718	602
	Lotte Shopping Co. Ltd.	13,301	601
	Hyundai Department Store Co. Ltd.	17,370	597
	Koh Young Technology Inc.	69,857	592
	TCC Steel	21,658	584
	DL Holdings Co. Ltd.	14,176	583
	ESR Kendall Square REIT Co. Ltd.	162,311	583
*	HLB Therapeutics Co. Ltd.	89,875	563
*	Lake Materials Co. Ltd.	48,287	563
	Hite Jinro Co. Ltd.	36,636	556
	Ottogi Corp.	1,729	549
	Hana Tour Service Inc.	14,506	538
	Eugene Technology Co. Ltd.	15,949	536
	Dentium Co. Ltd.	7,768	532
	BH Co. Ltd.	33,104	526
*	Doosan Fuel Cell Co. Ltd.	35,643	525
*	Cosmochemical Co. Ltd.	32,923	518
	Daewoong Pharmaceutical Co. Ltd.	5,567	507
	Paradise Co. Ltd.	58,675	505
	Dongsuh Cos. Inc.	37,125	505
	Ecopro HN Co. Ltd.	13,072	498
	SL Corp.	18,195	493
*	Nexon Games Co. Ltd.	28,206	490
	SIMMTECH Co. Ltd.	21,950	489
	Lotte Chilsung Beverage Co. Ltd.	4,671	485
*	W Scope Chungju Plant Co. Ltd.	27,594	482
	HK inno N Corp.	16,621	480
	ISC Co. Ltd.	13,022	474
*	Mezzion Pharma Co. Ltd.	19,919	471
*	Naturecell Co. Ltd.	57,257	457
*	Fadu Inc.	35,469	455
	Hanssem Co. Ltd.	9,683	450
*	Cafe24 Corp.	18,527	445
	JR Global REIT	152,671	441
	SK Gas Ltd.	3,372	439
	YG Entertainment Inc.	15,498	435
	Binggrae Co. Ltd.	6,613	431
	SK Chemicals Co. Ltd.	11,808	429
	SK Networks Co. Ltd.	122,684	416
	Tokai Carbon Korea Co. Ltd.	4,972	415
	S&S Tech Corp.	18,811	413
*	Binex Co. Ltd.	27,369	408
	DoubleUGames Co. Ltd.	12,016	407
	Daesang Corp.	22,688	403
	Green Cross Holdings Corp.	36,137	402
	Shinhan Alpha REIT Co. Ltd.	81,559	401
	Daishin Securities Co. Ltd.	32,577	400
	Hanwha General Insurance Co. Ltd.	96,810	398
	Korea Electric Terminal Co. Ltd.	8,788	393
	Sam-A Aluminum Co. Ltd.	10,341	393
	NEXTIN Inc.	9,532	391
	Hankook & Co. Co. Ltd.	33,909	389
	SFA Engineering Corp.	20,927	387
	Daewoong Co. Ltd.	24,126	380
	Youngone Holdings Co. Ltd.	6,352	376
*	Hanwha Investment & Securities Co. Ltd.	135,832	374
	Innocean Worldwide Inc.	26,042	374
	LOTTE REIT Co. Ltd.	135,321	374
	HAESUNG DS Co. Ltd.	14,045	374
	JW Pharmaceutical Corp.	16,044	373
	Daou Technology Inc.	27,398	372
*	SD Biosensor Inc.	52,656	370
[1]	Posco M-Tech Co. Ltd.	27,338	368

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
*	Duk San Neolux Co. Ltd.	14,368	362
*	Creative & Innovative System	52,345	362
	KC Tech Co. Ltd.	11,245	359
	Han Kuk Carbon Co. Ltd.	39,991	359
	Lotte Rental Co. Ltd.	16,276	357
	Lotte Wellfood Co. Ltd.	2,706	355
*	BNC Korea Co. Ltd.	73,467	351
*,1	SK oceanplant Co. Ltd.	37,514	348
	Doosan Tesna Inc.	11,865	347
	Solus Advanced Materials Co. Ltd.	31,150	345
	OCI Co. Ltd.	5,619	342
*	Jeju Air Co. Ltd.	48,477	339
*	Foosung Co. Ltd.	73,118	338
	DongKook Pharmaceutical Co. Ltd.	26,207	337
	SK Discovery Co. Ltd.	12,103	336
*	Shin Poong Pharmaceutical Co. Ltd.	38,748	335
*	PI Advanced Materials Co. Ltd.	16,375	334
	MegaStudyEdu Co. Ltd.	8,789	334
	Intellian Technologies Inc.	8,455	334
	Innox Advanced Materials Co. Ltd.	15,086	332
	TKG Huchems Co. Ltd.	23,711	330
*	KMW Co. Ltd.	36,170	327
	KCC Glass Corp.	10,673	326
*	CMG Pharmaceutical Co. Ltd.	190,800	323
	Myoung Shin Industrial Co. Ltd.	33,248	319
*	CJ CGV Co. Ltd.	74,551	311
	Com2uSCorp	11,226	311
*	GemVax & Kael Co. Ltd.	39,573	306
	Caregen Co. Ltd.	18,232	302
*	Eubiologics Co. Ltd.	36,652	302
	Sungwoo Hitech Co. Ltd.	54,259	299
	Dong-A Socio Holdings Co. Ltd.	3,626	294
*	SFA Semicon Co. Ltd.	84,193	293
*	Dawonsys Co. Ltd.	36,610	293
	i-SENS Inc.	21,550	293
*	Sambu Engineering & Construction Co. Ltd.	268,810	293
*	Asiana Airlines Inc.	39,127	285
	NICE Information Service Co. Ltd.	37,896	285
*	Lotte Tour Development Co. Ltd.	40,137	285
	Ahnlab Inc.	6,702	283
	IS Dongseo Co. Ltd.	15,718	282
	Tongyang Life Insurance Co. Ltd.	48,705	282
	HDC Holdings Co. Ltd.	38,508	280
	Samwha Capacitor Co. Ltd.	8,722	279
	Hyosung Corp.	8,341	279
	Soulbrain Holdings Co. Ltd.	6,857	276
	Neowiz	18,228	276
	NHN Corp.	19,507	274
	Partron Co. Ltd.	49,241	272
[1]	Taekwang Industrial Co. Ltd.	615	271
	Korea Petrochemical Ind Co. Ltd.	3,241	270
	SNT Motiv Co. Ltd.	8,590	269
	Youlchon Chemical Co. Ltd.	14,975	268
	Seoul Semiconductor Co. Ltd.	40,069	268
	ENF Technology Co. Ltd.	13,412	266
	Orion Holdings Corp.	24,323	265
	Boryung	34,542	263
	Nexen Tire Corp.	46,368	262
	Dong-A ST Co. Ltd.	5,041	262
*	Sungeel Hitech Co. Ltd.	5,866	261
*	Korea Line Corp.	164,895	259
	LX Hausys Ltd.	7,559	258
	LX Holdings Corp.	49,338	256
	Unid Co. Ltd.	4,057	255
	Eugene Investment & Securities Co. Ltd.	73,834	254
	Hancom Inc.	18,237	251
*	Shinsung E&G Co. Ltd.	185,585	251
	Samyang Holdings Corp.	4,895	249
	Dongkuk Steel Mill Co. Ltd.	37,851	249
	Hanjin Transportation Co. Ltd.	16,755	236

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
*	Pharmicell Co. Ltd.	61,237	234
*	Bukwang Pharmaceutical Co. Ltd.	60,108	233
	Huons Co. Ltd.	9,566	228
	Solid Inc.	59,157	228
*	Ananti Inc.	54,823	225
	TES Co. Ltd.	14,748	225
	INTOPS Co. Ltd.	13,914	224
*	Chunbo Co. Ltd.	4,924	224
*	Vaxcell-Bio Therapeutics Co. Ltd.	18,578	221
	InBody Co. Ltd.	12,567	220
	Webzen Inc.	17,380	218
	Hyundai Home Shopping Network Corp.	6,080	216
	Mcnex Co. Ltd.	14,132	216
	Advanced Process Systems Corp.	14,177	215
	Yuanta Securities Korea Co. Ltd.	97,416	213
	LF Corp.	20,082	212
	Hansae Co. Ltd.	14,725	212
	Hanil Cement Co. Ltd.	19,888	211
	Dongwon F&B Co. Ltd.	6,916	209
	L&C Bio Co. Ltd.	14,070	209
	GC Cell Corp.	9,045	208
	Sung Kwang Bend Co. Ltd.	19,737	206
	Handsome Co. Ltd.	15,955	203
	KISWIRE Ltd.	13,894	203
	HL Holdings Corp.	8,367	203
*	Il Dong Pharmaceutical Co. Ltd.	20,038	203
*	DIO Corp.	14,318	202
*	Genexine Inc.	39,179	202
	Harim Holdings Co. Ltd.	47,103	202
*	Danal Co. Ltd.	70,056	200
*	Amicogen Inc.	55,210	198
	Humedix Co. Ltd.	7,749	196
*	Studio Dragon Corp.	7,069	195
*	GeneOne Life Science Inc.	84,701	195
	Hankook Shell Oil Co. Ltd.	777	194
	E1 Corp.	3,491	193
	RFHIC Corp.	19,184	188
*	NEPES Corp.	20,292	187
*	HLB Global Co. Ltd.	46,581	187
*	Yungjin Pharmaceutical Co. Ltd.	98,804	183
*	Humasis Co. Ltd.	141,036	182
	Aekyung Industrial Co. Ltd.	12,505	181
	Grand Korea Leisure Co. Ltd.	20,311	179
	Korea Asset In Trust Co. Ltd.	80,223	177
	Korea United Pharm Inc.	10,554	177
	NHN KCP Corp.	29,181	176
	Samyang Corp.	4,819	174
	Kwang Dong Pharmaceutical Co. Ltd.	35,591	173
	NICE Holdings Co. Ltd.	22,737	173
	Modetour Network Inc.	18,313	173
	KH Vatec Co. Ltd.	19,909	172
	GOLFZON Co. Ltd.	3,185	171
	SK Securities Co. Ltd.	412,921	168
	Seah Besteel Holdings Corp.	12,109	167
	KISCO Corp.	26,910	166
	Samchully Co. Ltd.	2,506	165
	Yunsung F&C Co. Ltd.	3,881	161
	Hyundai Green Food	17,445	160
*	Daea TI Co. Ltd.	69,968	159
*	AbClon Inc.	15,847	156
	Able C&C Co. Ltd.	24,606	155
	Hansol Paper Co. Ltd.	20,610	154
	Songwon Industrial Co. Ltd.	17,802	154
	Ilyang Pharmaceutical Co. Ltd.	14,932	152
	iMarketKorea Inc.	24,253	152
	TK Corp.	12,728	151
	iNtRON Biotechnology Inc.	32,431	151
*,3	Cellivery Therapeutics Inc.	31,208	151
	Daehan Flour Mill Co. Ltd.	1,465	150
	UniTest Inc.	16,989	150

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
*	Insun ENT Co. Ltd.	31,364	148
*	Helixmith Co. Ltd.	48,162	145
	Hyundai Corp.	9,252	144
	HS Industries Co. Ltd.	48,529	141
	KC Co. Ltd.	9,355	140
	Vieworks Co. Ltd.	7,236	139
	Zinus Inc.	12,694	138
*	MedPacto Inc.	24,390	137
	Chongkundang Holdings Corp.	3,470	134
	Daol Investment & Securities Co. Ltd.	57,828	134
	Tongyang Inc.	214,451	132
	Young Poong Corp.	576	132
	Namyang Dairy Products Co. Ltd.	345	131
[1]	Seobu T&D	26,948	131
	Dongwon Industries Co. Ltd.	5,318	130
	Shinsegae International Inc.	12,573	130
	Korea Real Estate Investment & Trust Co. Ltd.	171,141	129
*	Komipharm International Co. Ltd.	43,177	129
*	Wysiwyg Studios Co. Ltd.	112,204	127
*	Enplus Co. Ltd.	86,494	126
*	Com2uS Holdings Corp.	6,385	123
*	Hanwha Galleria Corp.	138,277	122
	Toptec Co. Ltd.	23,613	121
	SPC Samlip Co. Ltd.	3,026	120
*	CrystalGenomics Invites Co. Ltd.	65,836	119
	Gradiant Corp.	12,966	118
	Daeduck Co. Ltd.	24,912	117
	Hansol Technics Co. Ltd.	31,255	116
*	Samsung Pharmaceutical Co. Ltd.	96,945	115
*	Namsun Aluminum Co. Ltd.	100,935	115
*	OliX Pharmaceuticals Inc.	10,430	113
	Dongkuk CM Co. Ltd.	20,598	113
	Maeil Dairies Co. Ltd.	3,566	110
	Cuckoo Homesys Co. Ltd.	6,811	110
	Namhae Chemical Corp.	21,157	109
*	ITM Semiconductor Co. Ltd.	7,554	108
*,3	NKMax Co. Ltd.	72,996	107
	LOTTE Himart Co. Ltd.	16,100	106
	Hyundai GF Holdings	33,062	105
*	Interflex Co. Ltd.	11,070	102
*	Hyosung Chemical Corp.	2,700	102
	Huons Global Co. Ltd.	5,419	99
*	Enzychem Lifesciences Corp.	78,426	94
*	Woongjin Thinkbig Co. Ltd.	68,033	92
	Nature Holdings Co. Ltd.	10,110	90
*	STCUBE	21,893	88
*	KUMHOE&C Co. Ltd.	32,139	88
	Jeil Pharmaceutical Co. Ltd.	7,836	87
*	HS Hyosung Corp.	1,857	86
*	Sangsangin Co. Ltd.	40,087	83
	Kolon Corp.	7,213	83
*	Medipost Co. Ltd.	16,886	81
	CJ Freshway Corp.	5,525	77
*	Inscobee Inc.	101,204	73
*	Wonik Holdings Co. Ltd.	29,020	68
*	HJ Shipbuilding & Construction Co. Ltd.	24,844	61
*,3	Kuk-il Paper Manufacturing Co. Ltd.	99,421	58
	Eusu Holdings Co. Ltd.	12,755	50
*	Ace Technologies Corp.	63,906	45
	Hansol Holdings Co. Ltd.	12,107	23
*	Dongsung Pharmaceutical Co. Ltd.	2,901	10
*	Homecast Co. Ltd.	3,842	9
	DB Financial Investment Co. Ltd.	624	2
			1,271,672
Total Common Stocks (Cost $9,604,975)			10,355,306
Preferred Stocks (0.6%)
	Samsung Electronics Co. Ltd. Preference Shares	1,024,406	48,769
	Hyundai Motor Co. Preference Shares (XKRX)	43,179	5,248

Vanguard® Pacific Stock Index Fund
		Shares	Market Value ($000)
	Hyundai Motor Co. Preference Shares	26,985	3,266
	LG Chem Ltd. Preference Shares	9,130	1,423
	LG Electronics Inc. Preference Shares	27,376	963
	Samsung Fire & Marine Insurance Co. Ltd. (XKRX) Preference Shares	3,592	743
	LG H&H Co. Ltd. Preference Shares	4,637	524
	Amorepacific Corp. (XKRX) Preference Shares	13,095	494
	Hanwha Corp. Preference Shares	32,516	377
	Samsung SDI Co. Ltd. Preference Shares	1,948	299
	Daishin Securities Co. Ltd. Preference Shares	24,865	277
	CJ CheilJedang Corp. Preference Shares	1,656	187
Total Preferred Stocks (Cost $37,379)			62,570
Warrants (0.0%)
*	Opthea Ltd. Exp. 6/30/26	153,842	12
*,1	Paradigm Biopharmaceuticals Ltd. Exp. 11/30/24	28,618	—
Total Warrants (Cost $—)			12
Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
[4,5]	Vanguard Market Liquidity Fund, 5.390% (Cost $89,692)	897,031	89,694
Total Investments (100.5%) (Cost $9,732,046)			10,507,582
Other Assets and Liabilities—Net (-0.5%)			(50,108)
Net Assets (100%)			10,457,474
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $59,984,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the aggregate value was $46,350,000, representing 0.4% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $86,512,000 was received for securities on loan, of which $86,415,000 is held in Vanguard Market Liquidity Fund and $97,000 is held in cash.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
KOSPI 200 Index	September 2024	75	5,202	64
S&P ASX 200 Index	September 2024	72	9,489	306
Topix Index	September 2024	133	24,832	13
				383

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
BNP Paribas	9/18/24	AUD	18,959	USD	12,573	—	(160)
Deutsche Bank AG	9/18/24	AUD	5,394	USD	3,536	—	(4)
Standard Chartered Bank	9/18/24	AUD	3,977	USD	2,686	—	(82)
Standard Chartered Bank	9/18/24	JPY	2,333,643	USD	14,991	701	—
State Street Bank & Trust Co.	9/18/24	JPY	1,828,444	USD	11,820	475	—
State Street Bank & Trust Co.	9/19/24	KRW	12,224,914	USD	8,917	25	—
UBS AG	9/19/24	KRW	5,762,351	USD	4,200	15	—
Toronto-Dominion Bank	9/18/24	USD	5,396	AUD	8,095	95	—
Royal Bank of Canada	9/18/24	USD	5,380	AUD	8,070	96	—

Vanguard® Pacific Stock Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Citibank, N.A.	9/18/24	USD	3,338	AUD	5,041	38	—
Bank of America, N.A.	9/18/24	USD	1,347	AUD	2,001	37	—
Barclays Bank plc	9/19/24	USD	5,986	HKD	46,634	9	—
Royal Bank of Canada	9/18/24	USD	5,535	JPY	872,000	—	(329)
UBS AG	9/18/24	USD	3,687	JPY	579,300	—	(209)
State Street Bank & Trust Co.	9/19/24	USD	9,844	KRW	13,609,362	—	(110)
Royal Bank of Canada	9/19/24	USD	3,542	KRW	4,883,139	—	(29)
State Street Bank & Trust Co.	9/18/24	USD	3,273	SGD	4,410	—	(34)
						1,491	(957)
AUD—Australian dollar.
HKD—Hong Kong dollar.
JPY—Japanese yen.
KRW—Korean won.
SGD—Singapore dollar.
USD—U.S. dollar.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Vanguard® Pacific Stock Index Fund
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	86	10,354,305	915	10,355,306
Preferred Stocks	—	62,570	—	62,570
Warrants	12	—	—	12
Temporary Cash Investments	89,694	—	—	89,694
Total	89,792	10,416,875	915	10,507,582
Derivative Financial Instruments
Assets
Futures Contracts[1]	383	—	—	383
Forward Currency Contracts	—	1,491	—	1,491
Total	383	1,491	—	1,874
Liabilities
Forward Currency Contracts	—	957	—	957
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.